UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23500

Natixis ETF Trust II

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

June 30, 2023

Natixis Loomis Sayles Focused Growth ETF

Natixis Loomis Sayles Short Duration Income ETF

Natixis U.S. Equity Opportunities ETF

Natixis Vaughan Nelson Mid Cap ETF

Natixis Vaughan Nelson Select ETF

NATIXIS LOOMIS SAYLES FOCUSED GROWTH ETF

Manager	NYSE Arca: LSGR

Aziz V. Hamzaogullari, CFA®

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund’s investment objective is long-term growth of capital.

Total Returns — June 30, 20233

	Life of Fund (Inception 6/29/23)
		Expense Ratios[4]
		Gross	Net
NAV[1]	1.32%	3.36%	0.59%
Market[1]	1.28

Comparative Performance
Russell 1000® Growth Index[2]	1.48

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem or sell their shares.

[1]

The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund, which is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. 6/29/23 represents the date trading of Fund shares commenced on the secondary market. 6/28/23 represents commencement of operations for accounting and financial reporting purposes only. NAV is used as a proxy for the opening market price on 6/29/23. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

[2]

Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[4]

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/26. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

1  |

NATIXIS LOOMIS SAYLES SHORT DURATION INCOME ETF

Managers	NYSE Arca: LSST

Daniel Conklin, CFA®

Christopher T. Harms

Clifton V. Rowe, CFA®

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund’s investment objective is current income consistent with preservation of capital.

Average Annual Total Returns — June 30, 20233

				Life of Fund (Inception 12/28/17)
					Expense Ratios[4]
	6 Months	1 Year	5 Year		Gross	Net
NAV[1]	1.53%	1.69%	1.91%	1.72%	0.88%	0.38%
Market[1]	1.40	1.68	1.90	1.73

Comparative Performance
Bloomberg U.S. Government/Credit 1-3 Year Bond Index[2]	1.13	0.52	1.13	1.05

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem or sell their shares.

[1]

The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund, which is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. 12/28/17 represents the date trading of Fund shares commenced on the secondary market. 12/27/17 represents commencement of operations for accounting and financial reporting purposes only. NAV is used as a proxy for the opening market price on 12/28/17. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

[2]

Bloomberg U.S. Government/Credit 1-3 Year Bond Index is an unmanaged index which is a component of the U.S. Government/Credit Bond Index, which includes Treasury and agency securities (U.S. Government Bond Index) and publicly issued US corporate and foreign debentures and secured notes (U.S. Credit Bond Index). The bonds in the index are investment grade with a maturity between one and three years.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[4]

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/26. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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NATIXIS U.S. EQUITY OPPORTUNITIES ETF

Managers	NYSE Arca: EQOP

Robert F. Bierig

Michael J. Mangan, CFA®, CPA

Michael A. Nicolas, CFA®

William C. Nygren, CFA®

Harris Associates L.P.

Aziz V. Hamzaogullari, CFA®

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks long-term growth of capital.

Average Annual Total Returns — June 30, 20234

			Life of Fund (Inception 9/17/20)
				Expense Ratios[5]
	6 Months	1 Year		Gross	Net
NAV[1]	23.74%	29.75%	12.85%	2.54%	0.85%
Market[1]	23.78	29.74	12.85

Comparative Performance
S&P 500® Index[2]	16.89	19.59	12.01
Russell 1000® Index[3]	16.68	19.36	11.33

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem or sell their shares.

[1]

The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund, which is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. 9/17/20 represents the date trading of Fund shares commenced on the secondary market. 9/16/20 represents commencement of operations for accounting and financial reporting purposes only. NAV is used as a proxy for the opening market price on 9/17/20. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

[2]

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

[3]

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index represents approximately 92% of the U.S. market and is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.

[4]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[5]

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/26. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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NATIXIS VAUGHAN NELSON MID CAP ETF

Managers	NYSE Arca: VNMC

Dennis G. Alff, CFA®

Chad D. Fargason, PhD

Chris D. Wallis, CFA®, CPA

Vaughan Nelson Investment Management, L.P.

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — June 30, 20233

			Life of Fund (Inception 9/17/20)
				Expense Ratios[4]
	6 Months	1 Year		Gross	Net
NAV[1]	5.45%	10.19%	11.70%	2.76%	0.85%
Market[1]	5.48	10.15	11.69

Comparative Performance
Russell Midcap® Value Index[2]	5.23	10.50	12.39

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem or sell their shares.

[1]

The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund, which is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. 9/17/20 represents the date trading of Fund shares commenced on the secondary market. 9/16/20 represents commencement of operations for accounting and financial reporting purposes only. NAV is used as a proxy for the opening market price on 9/17/20. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

[2]

Russell Midcap® Value Index is an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[4]

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/26. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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NATIXIS VAUGHAN NELSON SELECT ETF

Managers	NYSE Arca: VNSE

Chris D. Wallis, CFA®, CPA

Scott J. Weber, CFA®

Vaughan Nelson Investment Management, L.P.

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — June 30, 20233

			Life of Fund (Inception 9/17/20)
				Expense Ratios[4]
	6 Months	1 Year		Gross	Net
NAV[1]	16.14%	18.06%	15.46%	2.57%	0.80%
Market[1]	16.18	18.05	15.46

Comparative Performance
S&P 500® Index[2]	16.89	19.59	12.01

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem or sell their shares.

[1]

The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund, which is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. 9/17/20 represents the date trading of Fund shares commenced on the secondary market. 9/16/20 represents commencement of operations for accounting and financial reporting purposes only. NAV is used as a proxy for the opening market price on 9/17/20. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

[2]

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[4]

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/26. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling 800-458-7452; through the Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

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UNDERSTANDING FUND EXPENSES

As a shareholder, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees and brokerage charges, and (2) ongoing costs, including management fees and other fund expenses. These ongoing costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other funds.

The first line in the table shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2023 through June 30, 2023. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

NATIXIS LOOMIS SAYLES FOCUSED GROWTH ETF	BEGINNING ACCOUNT VALUE 1/1/2023[1]	ENDING ACCOUNT VALUE 6/30/2023	EXPENSES PAID DURING PERIOD 1/1/2023 – 6/30/2023[1]
Actual	$1,000.00	$1,013.20	$0.03	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,000.24	$0.03	*

The chart above represents historical performance of a hypothetical investment of $1,000 in the fund for the most recent six-month period. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[1]

Fund commenced operations on June 28, 2023. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.59%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (2), divided by 365 (to reflect the partial period).

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.59%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (2), divided by 365 (to reflect the half-year period).

NATIXIS LOOMIS SAYLES SHORT DURATION INCOME ETF	BEGINNING ACCOUNT VALUE 1/1/2023	ENDING ACCOUNT VALUE 6/30/2023	EXPENSES PAID DURING PERIOD* 1/1/2023 – 6/30/2023
Actual	$1,000.00	$1,015.30	$1.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	$1.91

The chart above represents historical performance of a hypothetical investment of $1,000 in the fund for the most recent six-month period. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.38%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

NATIXIS U.S. EQUITY OPPORTUNITIES ETF	BEGINNING ACCOUNT VALUE 1/1/2023	ENDING ACCOUNT VALUE 6/30/2023	EXPENSES PAID DURING PERIOD* 1/1/2023 – 6/30/2023
Actual	$1,000.00	$1,237.40	$4.72
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26

The chart above represents historical performance of a hypothetical investment of $1,000 in the fund for the most recent six-month period. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.85%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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NATIXIS VAUGHAN NELSON MID CAP ETF	BEGINNING ACCOUNT VALUE 1/1/2023	ENDING ACCOUNT VALUE 6/30/2023	EXPENSES PAID DURING PERIOD* 1/1/2023 – 6/30/2023
Actual	$1,000.00	$1,054.50	$4.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26

The chart above represents historical performance of a hypothetical investment of $1,000 in the fund for the most recent six-month period. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.85%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

NATIXIS VAUGHAN NELSON SELECT ETF	BEGINNING ACCOUNT VALUE 1/1/2023	ENDING ACCOUNT VALUE 6/30/2023	EXPENSES PAID DURING PERIOD* 1/1/2023 – 6/30/2023
Actual	$1,000.00	$1,161.40	$4.29
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01

The chart above represents historical performance of a hypothetical investment of $1,000 in the fund for the most recent six-month period. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.80%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE INITIAL ADVISORY AND SUB-ADVISORY AGREEMENTS FOR THE NATIXIS LOOMIS SAYLES FOCUSED GROWTH ETF

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that both the full Board of Trustees of the Trust (the “Board”) and a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), voting separately, initially approve any new investment advisory and sub-advisory agreements for a registered investment company, including a newly formed fund such as the Natixis Loomis Sayles Focused Growth ETF (the “Fund”). The Trustees, including the Independent Trustees, unanimously approved, for an initial two-year term, the proposed investment advisory and sub-advisory agreements (together, the “Agreements”) for the Fund at a meeting held on June 7-8, 2023.

In connection with this review, Fund management and other representatives of the Fund’s adviser, Natixis Advisors, LLC (the “Adviser”), and the Fund’s sub-adviser, Loomis, Sayles & Company, L.P. (the “Subadviser”) provided to the Trustees materials including, among other items, information regarding (i) the Fund’s investment objective, strategies and risks, (ii) the proposed advisory and sub-advisory fees and other expenses to be charged to the Fund, including information comparing the Fund’s expenses to those of peer groups and categories of funds and information on fees charged to other funds advised by the Adviser and Subadviser and the proposed expense cap, (iii) the size, education and experience of the Adviser’s and Subadviser’s respective investment staffs and the investment strategies proposed to be used in managing the Fund, (iv) proposed arrangements for the distribution and trading of the Fund’s shares, (v) information about the Adviser’s and Subadviser’s historical performance, (vi) information about the unique attributes of the Fund as a semi-transparent, actively managed ETF as compared with traditional ETFs and the policies and procedures being implemented in respect of those attributes, and (vi) the general economic outlook with particular emphasis on the asset management industry.

The Trustees also considered the fact that they oversee other funds advised by the Adviser and Subadviser, including the other semi-transparent, actively managed ETFs in the fund complex, as well as information about the Adviser and Subadviser they had received in connection with their oversight of those other funds. Because the Fund is newly formed and had not commenced operations at the time of the Trustees’ review, certain information, including data relating to Fund performance, was not available, and therefore could not be considered by the Trustees. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and the Subadviser. The Independent Trustees also met separately with independent legal counsel outside the presence of Adviser and Subadviser personnel.

In considering whether to initially approve the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services to be provided to the Fund under the Agreements. The Trustees considered the nature, extent and quality of the services to be provided by the Adviser, the Subadviser and the Adviser’s affiliates to the Fund, which include advisory and non-advisory services directed to the needs and operations of the Fund as a semi-transparent, actively managed ETF. The Trustees also considered the resources to be dedicated to the Fund by the Adviser, the Subadviser and the Adviser’s affiliates. The Trustees considered their experience with other funds advised or sub-advised by the Adviser and the Subadviser, including other semi-transparent, actively managed ETFs in the fund complex, as well as the affiliation between the Adviser and Natixis Investment Managers, LLC (“Natixis Investment Managers”), whose affiliates provide investment advisory services to other funds in the same family of funds. In this regard, the Trustees considered not only the advisory and sub-advisory services proposed to be provided by the Adviser and the Subadviser to the Fund, but also the monitoring and oversight services proposed to be provided by the Adviser. They also considered the administrative and shareholder services proposed to be provided by the Adviser and its affiliates to the Fund. The Trustees also considered the unique services required to operate the Fund’s semi-transparent structure, including the additional systems, processes and portfolio management oversight structures needed to ensure proper creation and disclosure of the proxy portfolio for such funds.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the scope of the services to be provided to the Fund under the Agreements seemed consistent with the Fund’s operational requirements, and that the Adviser and the Subadviser had the capabilities, resources and personnel necessary to provide the advisory and sub-advisory services that would be required by the Fund. The Trustees determined that the nature, extent and quality of services proposed to be provided under the Agreements supported approval of the Agreements.

Investment performance of the Fund, the Adviser and the Subadviser. Because the Fund had not yet commenced operations, performance information for the Fund was not considered; however, the Board considered the performance of other funds and accounts managed by the Adviser and the Subadviser, including the other semi-transparent, actively managed ETFs in the fund complex.

The Trustees also considered the Adviser’s and the Subadviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser and Subadviser to Trustee concerns about performance and the willingness of the Adviser and Subadviser to take steps intended to improve performance.

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After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that these relevant factors supported approval of the Agreements.

The costs of the services to be provided by the Adviser and the profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund. Although the Fund had not yet commenced operations at the time of the Trustees’ review of the Agreements, the Trustees reviewed information comparing the proposed advisory and sub-advisory fees and estimated total expenses of the Fund with the fees and expenses of comparable funds identified by the Adviser, including information about how those funds were selected and information about differences in such fees. In evaluating the Fund’s proposed advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management services to be provided to the Fund, including the additional responsibilities of the Adviser and the Subadviser and their affiliates in managing a semi-transparent, actively managed ETF. The Trustees also noted that the Fund would have an expense cap in place. In addition, the Trustees considered information regarding the administrative fees to be paid by the Fund to the Adviser.

Because the Fund had not yet commenced operations, historical profitability information with respect to the Fund was not considered. However, the Trustees noted the information provided in court cases in which adviser profitability was an issue, the estimated expense level of the Fund, and that the Fund would be subject to an expense cap.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the advisory and sub-advisory fees and expenses proposed to be charged to the Fund were fair and reasonable, and that the anticipated costs of these services generally and the anticipated profitability of the Adviser and its affiliates in respect of their relationships with the Fund supported the approval of the Agreements.

Economies of scale. The Trustees considered the extent to which the Adviser and the Subadviser may realize economies of scale in the provision of services by the Adviser and the Subadviser, respectively, and whether those economies could be shared with the Fund through breakpoints in its investment advisory and sub-advisory fees or other means, such as an expense cap. The Trustees noted that the Fund will be subject to an expense cap. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the extent to which economies of scale might be shared with the Fund supported the approval of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The compliance-related resources the Adviser, the Subadviser and the Adviser’s affiliates would provide to the Fund.

•

The nature, quality, cost and extent of administrative and shareholder services to be performed by the Adviser and its affiliates, both under the Agreements and under separate agreements covering administrative services.

•

So-called “fallout benefits” to the Adviser and its affiliates, such as the engagement of the Adviser to provide administrative services to the Fund, the benefits to Natixis Investment Managers and the Adviser of being able to offer an additional semi-transparent ETF that focuses on the U.S. large growth category in the Natixis family of funds, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the Agreements should be approved.

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and sub-advisory agreement (collectively, the “Agreements”), at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers, as applicable (collectively, the “Advisers”), believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ advisory fees and sub-advisory fees, if any, to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds, including, if applicable, the Fund’s corresponding mutual fund, and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales, redemption and trading data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers, including how profitability is determined for the Funds, and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution and trading of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the asset management industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, total return information for various periods, and performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and if a Fund is identified as presenting possible performance concerns it may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2023. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds, which include advisory and non-advisory services directed to the needs and operations of each of the Funds as an ETF. The Trustees also considered the resources dedicated to the Funds by the Advisers and their affiliates. The Trustees noted that although the Funds are relatively new, the Advisers had extensive experience managing other types of funds and had made significant investments in the resources necessary for the management of ETFs, such as resources dedicated to the Funds’ creation and redemption processes. The Trustees also considered their experience with other funds advised or sub-advised by the Advisers, as well as the affiliation between the Advisers and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds. The Trustees considered that certain of the Funds use a semi-transparent structure, and the Trustees considered the unique services required to operate such a structure, including the additional systems, processes and portfolio management oversight structures needed to ensure proper creation and disclosure of the proxy portfolio for such Funds.

The Trustees considered not only the advisory and sub-advisory services provided by the Advisers to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also

11  |

considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements, such as recent rules relating to the fair valuation of investments and the use of derivatives, as well as from monitoring proposed rules, such as those relating to privacy and cybersecurity, environmental, social and governance-specific disclosures, and vendor oversight.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. The Trustees also received information about how comparative peer groups are constructed. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

The Board noted that, through December 31, 2022, each Fund’s one- and three-year net asset value performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Natixis Loomis Sayles Short Duration Income ETF	8%	25%	20%
Natixis U.S. Equity Opportunities ETF	87%	N/A	N/A
Natixis Vaughan Nelson Select ETF	51%	N/A	N/A
Natixis Vaughan Nelson Mid Cap ETF	42%	N/A	N/A

In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for certain (though not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the longer-term performance (i.e., for the ten-year period) for the corresponding mutual fund version of one Fund was strong, suggesting that the Fund’s investment process could result in strong long-term performance; (3) that the historic performance (i.e., for the one-, three-, five- and ten-year periods) for the corresponding mutual fund version of another Fund was strong, suggesting that the Fund’s investment process could result in strong long-term performance; (4) that the Fund is relatively new and therefore has a limited performance history and (5) that the Fund had outperformed its relevant benchmark for the one-year period ended December 31, 2022. The Board also considered information about the Funds’ more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services provided and the profits realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services, as applicable, as well as the total expense levels of the Funds. This information included comparisons (provided by an independent third party) of the Funds’ advisory fees and total expense levels to those of its category groups. In evaluating each Fund’s advisory and sub-advisory fees, as applicable, the Trustees also took into account the demands, complexity and quality of the investment management of the Funds, including the additional responsibilities of the Advisers in overseeing an ETF, and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Funds grow in size. The Trustees also considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that the Funds have expense limitations in place

|  12

and they considered the amounts waived or reimbursed by the Advisers for the Funds under their expense limitation agreements. The Trustees further noted that management had proposed to reduce the expense limitation of Natixis Loomis Sayles Short Duration Income ETF, effective as of July 1, 2023. The Trustees also noted that Natixis Loomis Sayles Short Duration Income ETF had a total advisory fee rate that was equal to the median of its peer group of funds. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.

The Trustees noted that each of Natixis U.S. Equity Opportunities ETF, Natixis Vaughan Nelson Mid Cap ETF and Natixis Vaughan Nelson Select ETF (each a “Semi-Transparent ETF” and together, the “Semi-Transparent ETFs”) had a total advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered factors that management believed justified the relatively higher advisory fee rates, including (1) that peer grouping for the Semi-Transparent ETFs was challenging given the lack of competitive products offered under the new semi-transparent structure, and management believes it is more appropriate to use the peer groupings for the corresponding mutual fund versions of the Semi-Transparent ETFs’ strategies; (2) that the advisory fee rate of Natixis U.S. Equity Opportunities ETF had been reduced last year effective July 1, 2022 and the comparison against the peer group did not reflect the full impact of that reduction; (3) that the advisory fee rate for the corresponding mutual fund version of the Natixis Vaughan Nelson Mid Cap ETF, which is the same as the advisory fee rate for the Natixis Vaughan Nelson Mid Cap ETF, was equal to its peer group, which management believes is competitive; (4) that the advisory fee rate for the corresponding mutual fund version of the Natixis Vaughan Nelson Select ETF, which is the same as the advisory fee rate for the Natixis Vaughan Nelson Select ETF, was 4 basis points higher than its peer group, which management believes is competitive; and (5) that management had developed additional systems, processes and portfolio management oversight structures to ensure proper issuance and disclosure of the proxy portfolio for each of the Semi-Transparent ETFs.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to the Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory and sub-advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders. With respect to economies of scale, the Trustees noted that Natixis Vaughan Nelson Mid Cap ETF has breakpoints in its advisory fee and that each of the Funds was subject to an expense limitation. The Trustees also considered management’s proposal to reduce the expense limitation for Natixis Loomis Sayles Short Duration Income ETF. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment each Adviser has made into its business. They also considered that because of their relatively small size, the Funds did not have significant economies of scale.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•

The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability, aggressive domestic and foreign central bank policies, and lingering effects of the Covid-19 crisis, as applicable, on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

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•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, as may be applicable, the ability to offer ETFs in the Natixis family of funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2024.

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LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on January 1, 2022 and ending December 31, 2022 (including updates through June 30, 2023)

Effective December 1, 2018 (September 16, 2020 for Natixis U.S. Equity Opportunities ETF, Natixis Vaughan Nelson Mid Cap ETF and Natixis Vaughan Nelson Select ETF, and June 28, 2023 for Natixis Loomis Sayles Focused Growth ETF), the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The Rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Each Program has established a Program Administrator (“Administrator”) which is the adviser or sub-adviser of the Fund.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). None of the Funds has established an HLIM.

During the period from January 1, 2022 to December 31, 2022, there were no material changes to the Programs and no material events that impacted the operation of the Funds’ Programs. During the period, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

During the period January 1, 2023 through June 30, 2023, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board is operating effectively. The Program Administrators have also monitored, assessed and managed each Fund’s liquidity risk regularly throughout the period.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Programs, assessed their adequacy and effectiveness and described any material changes made to the Programs.

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Portfolio of Investments – as of June 30, 2023 (Unaudited)

Natixis Loomis Sayles Focused Growth ETF

Shares	Description	Value (†)
Common Stocks — 99.4% of Net Assets
	Aerospace & Defense — 4.3%
1,078	Boeing Co.(a)	$227,630

	Automobiles — 7.5%
1,533	Tesla, Inc.(a)	401,293

	Beverages — 4.2%
3,885	Monster Beverage Corp.(a)	223,154

	Biotechnology — 6.6%
172	Regeneron Pharmaceuticals, Inc.(a)	123,589
651	Vertex Pharmaceuticals, Inc.(a)	229,093

		352,682

	Broadline Retail — 8.4%
3,444	Amazon.com, Inc.(a)	448,960

	Capital Markets — 2.4%
323	FactSet Research Systems, Inc.	129,410

	Entertainment — 7.2%
529	Netflix, Inc.(a)	233,019
1,659	Walt Disney Co.(a)	148,116

		381,135

	Financial Services — 4.4%
976	Visa, Inc., Class A	231,780

	Health Care Equipment & Supplies — 2.6%
408	Intuitive Surgical, Inc.(a)	139,512

	Hotels, Restaurants & Leisure — 2.4%
1,269	Starbucks Corp.	125,707

	Interactive Media & Services — 15.7%
3,465	Alphabet, Inc., Class A(a)	414,760
1,470	Meta Platforms, Inc., Class A(a)	421,861

		836,621

	Life Sciences Tools & Services — 2.3%
640	Illumina, Inc.(a)	119,994

	Semiconductors & Semiconductor Equipment — 9.0%
1,133	NVIDIA Corp.	479,282

	Software — 22.4%
1,011	Autodesk, Inc.(a)	206,861
1,260	Microsoft Corp.	429,080
1,926	Oracle Corp.	229,367
930	Salesforce, Inc.(a)	196,472
578	Workday, Inc., Class A(a)	130,565

		1,192,345

	Total Common Stocks (Identified Cost $5,225,826)	5,289,505

	Total Investments — 99.4% (Identified Cost $5,225,826)	5,289,505
	Other assets less liabilities — 0.6%	29,363

	Net Assets — 100.0%	$5,318,868

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

Industry Summary at June 30, 2023 (Unaudited)

Software	22.4%
Interactive Media & Services	15.7
Semiconductors & Semiconductor Equipment	9.0
Broadline Retail	8.4
Automobiles	7.5
Entertainment	7.2
Biotechnology	6.6
Financial Services	4.4
Aerospace & Defense	4.3
Beverages	4.2
Health Care Equipment & Supplies	2.6
Capital Markets	2.4
Hotels, Restaurants & Leisure	2.4
Life Sciences Tools & Services	2.3

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

See accompanying notes to financial statements.

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Portfolio of Investments – as of June 30, 2023 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF

Principal Amount	Description	Value (†)
Bonds and Notes — 99.2% of Net Assets
	ABS Car Loan — 16.6%
$30,000	Ally Auto Receivables Trust, Series 2022-3, Class A3, 5.070%, 4/15/2027	$29,742
2,889	American Credit Acceptance Receivables Trust, Series 2020-4, Class C, 1.310%, 12/14/2026, 144A	2,856
54,501	American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.980%, 11/15/2027, 144A	53,512
20,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029, 144A	20,334
37,347	American Credit Acceptance Receivables Trust, Series 2023-2, Class A, 5.890%, 10/13/2026, 144A	37,244
20,000	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.690%, 1/19/2027	18,880
55,000	AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.410%, 8/18/2027	49,658
85,000	AmeriCredit Automobile Receivables Trust, Series 2022-1, Class B, 2.770%, 4/19/2027	79,911
105,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.570%, 3/20/2028	104,074
108,345	Avid Automobile Receivables Trust, Series 2023-1, Class A, 6.630%, 7/15/2026, 144A	108,170
58,417	Canadian Pacer Auto Receivables Trust, Series 2021-1A, Class A3, 0.500%, 10/20/2025, 144A	56,623
105,000	Capital One Prime Auto Receivables Trust, Series 2023-1, Class A3, 4.870%, 2/15/2028	103,737
75,000	CarMax Auto Owner Trust, Series 2023-1, Class A3, 4.750%, 10/15/2027	73,932
3,757	Carvana Auto Receivables Trust, Series 2020-P1, Class A3, 0.440%, 6/09/2025	3,743
19,016	Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.720%, 9/11/2028	18,245
104,476	Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.360%, 4/12/2027, 144A	103,537
120,000	Carvana Auto Receivables Trust, Series 2023-P1, Class A3, 5.980%, 12/10/2027, 144A	118,906
6,113	CIG Auto Receivables Trust, Series 2021-1A, Class A, 0.690%, 4/14/2025, 144A	6,076
4,615	Drive Auto Receivables Trust, Series 2021-2, Class B, 0.580%, 12/15/2025	4,606
42,175	Drive Auto Receivables Trust, Series 2021-3, Class B, 1.110%, 5/15/2026	41,682
6,004	DT Auto Owner Trust, Series 2020-2A, Class C, 3.280%, 3/16/2026, 144A	5,971
24,010	DT Auto Owner Trust, Series 2020-3A, Class C, 1.470%, 6/15/2026, 144A	23,485
10,214	DT Auto Owner Trust, Series 2021-2A, Class B, 0.810%, 1/15/2027, 144A	10,160
50,000	DT Auto Owner Trust, Series 2021-4A, Class C, 1.500%, 9/15/2027, 144A	46,947
50,000	DT Auto Owner Trust, Series 2022-3A, Class B, 6.740%, 7/17/2028, 144A	50,049
40,000	DT Auto Owner Trust, Series 2023-1A, Class B, 5.190%, 10/16/2028, 144A	39,270
60,000	DT Auto Owner Trust, Series 2023-2A, Class B, 5.410%, 2/15/2029, 144A	59,213
44,330	Enterprise Fleet Financing LLC, Series 2021-2, Class A2, 0.480%, 5/20/2027, 144A	42,686
2,164	Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.320%, 7/15/2025	2,160
50,200	Exeter Automobile Receivables Trust, Series 2021-4A, Class B, 1.050%, 5/15/2026	49,604
70,000	Exeter Automobile Receivables Trust, Series 2022-3A, Class B, 4.860%, 12/15/2026	69,188
	ABS Car Loan — continued
80,000	Exeter Automobile Receivables Trust, Series 2022-5A, Class B, 5.970%, 3/15/2027	79,585
25,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class B, 6.030%, 8/16/2027	24,934
30,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.110%, 9/15/2027	29,966
435	First Investors Auto Owner Trust, Series 2021-1A, Class A, 0.450%, 3/16/2026, 144A	434
90,000	First Investors Auto Owner Trust, Series 2022-1A, Class C, 3.130%, 5/15/2028, 144A	84,178
15,000	Flagship Credit Auto Trust, Series 2020-4, Class C, 1.280%, 2/16/2027, 144A	14,408
30,000	Flagship Credit Auto Trust, Series 2021-2, Class B, 0.930%, 6/15/2027, 144A	28,992
65,000	Flagship Credit Auto Trust, Series 2021-2, Class C, 1.270%, 6/15/2027, 144A	60,593
55,000	Flagship Credit Auto Trust, Series 2023-1, Class A3, 5.010%, 8/16/2027, 144A	54,103
160,000	Flagship Credit Auto Trust, Series 2023-2, Class C, 5.810%, 5/15/2029, 144A	157,173
75,000	Ford Credit Auto Lease Trust, Series 2023-A, Class A3, 4.940%, 3/15/2026	74,224
85,000	Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.230%, 5/15/2028	84,647
26,488	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025	25,827
55,683	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class A3, 0.810%, 5/15/2026, 144A	54,901
120,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class B, 6.190%, 6/15/2027, 144A	119,754
9,331	GM Financial Automobile Leasing Trust, Series 2021-2, Class A3, 0.340%, 5/20/2024	9,305
8,630	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025	8,414
1,443	GM Financial Consumer Automobile Receivables Trust, Series 2021-4, Class A2, 0.280%, 11/18/2024	1,440
45,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A3, 4.660%, 2/16/2028	44,411
13,624	Harley-Davidson Motorcycle Trust, Series 2021-A, Class A3, 0.370%, 4/15/2026	13,296
5,629	Harley-Davidson Motorcycle Trust, Series 2022-A, Class A2A, 2.450%, 5/15/2025	5,605
160,000	Harley-Davidson Motorcycle Trust, Series 2023-A, Class A3, 5.050%, 12/15/2027	158,698
11,561	Honda Auto Receivables Owner Trust, Series 2020-2, Class A3, 0.820%, 7/15/2024	11,503
12,130	Honda Auto Receivables Owner Trust, Series 2021-1, Class A3, 0.270%, 4/21/2025	11,842
40,323	Mercedes-Benz Auto Lease Trust, Series 2021-B, Class A3, 0.400%, 11/15/2024	39,702
85,000	Nissan Auto Lease Trust, Series 2023-B, Class A3, 5.690%, 7/15/2026	85,100
70,000	Nissan Auto Lease Trust, Series 2023-A, Class A3, 4.910%, 1/15/2026	69,232
130,000	OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A, 5.410%, 11/14/2029, 144A	128,549
20,149	Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.310%, 11/16/2026, 144A	19,987
120,000	Prestige Auto Receivables Trust, Series 2023-1A, Class C, 5.650%, 2/15/2028, 144A	117,675
15,011	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026, 144A	14,934
5,867	Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.010%, 1/15/2026	5,844

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$25,000	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.090%, 5/15/2030	$24,346
10,818	Santander Retail Auto Lease Trust, Series 2022-A, Class A2, 0.970%, 3/20/2025, 144A	10,711
140,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A3, 5.470%, 10/20/2028, 144A	139,721
86,788	Toyota Auto Receivables Owner Trust, Series 2021-C, Class A3, 0.430%, 1/15/2026	83,533
79,522	Toyota Lease Owner Trust, Series 2021-B, Class A3, 0.420%, 10/21/2024, 144A	78,630
105,000	Toyota Lease Owner Trust, Series 2023-A, Class A3, 4.930%, 4/20/2026, 144A	103,777
21,350	United Auto Credit Securitization Trust, Series 2022-1, Class B, 2.100%, 3/10/2025, 144A	21,290
55,000	United Auto Credit Securitization Trust, Series 2022-2, Class C, 5.810%, 5/10/2027, 144A	54,456
2,321	Westlake Automobile Receivables Trust, Series 2020-2A, Class C, 2.010%, 7/15/2025, 144A	2,318
852	Westlake Automobile Receivables Trust, Series 2021-2A, Class A2A, 0.320%, 4/15/2025, 144A	850
45,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class B, 0.620%, 7/15/2026, 144A	44,395
115,000	Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.580%, 1/15/2027, 144A	108,758
30,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class C, 5.740%, 8/15/2028, 144A	29,604
47,691	World Omni Auto Receivables Trust, Series 2021-B, Class A3, 0.420%, 6/15/2026	45,886
95,510	World Omni Auto Receivables Trust, Series 2022-D, Class A2A, 5.510%, 3/16/2026	95,419
140,000	World Omni Auto Receivables Trust, Series 2023-A, Class A3, 4.830%, 5/15/2028	138,589
40,000	World Omni Select Auto Trust, Series 2021-A, Class B, 0.850%, 8/16/2027	37,037

		4,092,777

	ABS Credit Card — 1.8%
170,000	Capital One Multi-Asset Execution Trust, Series 2021-A1, Class A1, 0.550%, 7/15/2026	161,183
125,000	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.500%, 9/21/2026, 144A	118,016
175,000	World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.020%, 3/15/2030	173,531

		452,730

	ABS Other — 3.7%
102,452	Chesapeake Funding II LLC, Series 2023-1A, Class A1, 5.650%, 5/15/2035, 144A	101,632
65,187	Daimler Trucks Retail Trust, Series 2022-1, Class A2, 5.070%, 9/16/2024	64,963
100,000	FREED ABS Trust, Series 2022-4FP, Class B, 7.580%, 12/18/2029, 144A	100,597
180,000	HPEFS Equipment Trust, Series 2023-1A, Class A3, 5.410%, 2/22/2028, 144A	179,252
101,421	Marlette Funding Trust, Series 2023-2A, Class A, 6.040%, 6/15/2033, 144A	101,077
18,155	OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.840%, 5/14/2032, 144A	18,084
110,000	SCF Equipment Leasing LLC, Series 2022-1A, Class A3, 2.920%, 7/20/2029, 144A	104,438
60,000	Verizon Master Trust, Series 2022-5, Class A1A, 3.720%, 7/20/2027	58,992
175,000	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038, 144A	174,120

		903,155

	ABS Student Loan — 0.4%
120,043	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, 12/16/2069, 144A	101,539

	Aerospace & Defense — 0.3%
20,000	Boeing Co., 4.875%, 5/01/2025	19,716
20,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	19,230
2,000	Raytheon Technologies Corp., 3.650%, 8/16/2023	1,995
45,000	Raytheon Technologies Corp., 5.000%, 2/27/2026	44,941

		85,882

	Agency Commercial Mortgage-Backed Securities — 0.1%
13,874	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AL, 1 mo. USD LIBOR + 0.360%, 5.553%, 6/25/2027(a)	13,784
10,090	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AS, 30 day SOFR Average + 0.400%, 5.441%, 6/25/2027(a)	10,007

		23,791

	Airlines — 0.3%
55,000	Southwest Airlines Co., 5.250%, 5/04/2025	54,413
15,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	14,252

		68,665

	Automotive — 2.3%
70,000	American Honda Finance Corp., 4.600%, 4/17/2030	68,357
40,000	American Honda Finance Corp., MTN, 0.650%, 9/08/2023	39,638
145,000	General Motors Financial Co., Inc., 6.050%, 10/10/2025	145,254
25,000	Harley-Davidson Financial Services, Inc., 3.350%, 6/08/2025, 144A	23,611
65,000	Harley-Davidson Financial Services, Inc., 6.500%, 3/10/2028, 144A	65,020
110,000	Hyundai Capital America, 5.680%, 6/26/2028, 144A	109,119
120,000	Toyota Motor Credit Corp., 4.550%, 5/17/2030	117,064

		568,063

	Banking — 9.6%
80,000	Ally Financial, Inc., 7.100%, 11/15/2027	80,687
110,000	Bank of America Corp., MTN, (fixed rate to 4/02/2025, variable rate thereafter), 3.384%, 4/02/2026	105,436
85,000	Bank of Montreal, 5.300%, 6/05/2026	84,802
35,000	Bank of Montreal, SOFR Index + 0.350%, 5.440%, 12/08/2023(a)	34,986
65,000	Bank of New York Mellon Corp., (fixed rate to 4/26/2026, variable rate thereafter), 4.947%, 4/26/2027	64,198
85,000	Bank of Nova Scotia, 0.700%, 4/15/2024	81,720
55,000	Bank of Nova Scotia, 5.250%, 6/12/2028	54,626
40,000	Canadian Imperial Bank of Commerce, 3.945%, 8/04/2025	38,676
70,000	Canadian Imperial Bank of Commerce, 5.001%, 4/28/2028	68,893
65,000	Capital One Financial Corp., (fixed rate to 12/06/2023, variable rate thereafter), 1.343%, 12/06/2024	63,303
10,000	Capital One Financial Corp., (fixed rate to 2/01/2028, variable rate thereafter), 5.468%, 2/01/2029	9,580
60,000	Capital One Financial Corp., (fixed rate to 6/08/2028, variable rate thereafter), 6.312%, 6/08/2029	59,596
55,000	Citigroup, Inc., (fixed rate to 5/25/2033, variable rate thereafter), 6.174%, 5/25/2034	55,479
35,000	Comerica, Inc., 3.700%, 7/31/2023	34,875
205,000	HSBC Holdings PLC, (fixed rate to 11/22/2026, variable rate thereafter), 2.251%, 11/22/2027	181,899

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$265,000	JPMorgan Chase & Co., (fixed rate to 12/15/2024, variable rate thereafter), 5.546%, 12/15/2025	$263,880
200,000	Lloyds Banking Group PLC, (fixed rate to 3/18/2025, variable rate thereafter), 3.511%, 3/18/2026	190,361
70,000	Macquarie Group Ltd., (fixed rate to 10/14/2024, variable rate thereafter), 1.201%, 10/14/2025, 144A	65,636
65,000	Macquarie Group Ltd., (fixed rate to 6/15/2033, variable rate thereafter), 5.887%, 6/15/2034, 144A	63,860
120,000	Morgan Stanley, MTN, SOFR + 0.455%, 5.519%, 1/25/2024(a)	119,874
110,000	PNC Financial Services Group, Inc., (fixed rate to 6/12/2028, variable rate thereafter), 5.582%, 6/12/2029	109,482
20,000	Royal Bank of Canada, GMTN, 0.750%, 10/07/2024	18,774
25,000	Royal Bank of Canada, GMTN, 5.000%, 5/02/2033	24,396
60,000	Royal Bank of Canada, GMTN, SOFR Index + 0.300%, 5.340%, 1/19/2024(a)	59,929
40,000	Santander Holdings USA, Inc., 3.450%, 6/02/2025	37,719
55,000	Santander Holdings USA, Inc., (fixed rate to 6/12/2028, variable rate thereafter), 6.565%, 6/12/2029	53,932
75,000	Synchrony Financial, 4.875%, 6/13/2025	71,265
25,000	Truist Financial Corp., MTN, (fixed rate to 6/08/2033, variable rate thereafter), 5.867%, 6/08/2034	25,010
155,000	Wells Fargo & Co., MTN, (fixed rate to 4/25/2025, variable rate thereafter), 3.908%, 4/25/2026	149,851
60,000	Wells Fargo & Co., MTN, (fixed rate to 8/15/2025, variable rate thereafter), 4.540%, 8/15/2026	58,656
50,000	Westpac Banking Corp., (fixed rate to 8/10/2032, variable rate thereafter), 5.405%, 8/10/2033	47,371

		2,378,752

	Brokerage — 0.3%
45,000	BlackRock, Inc., 4.750%, 5/25/2033	44,218
25,000	Nasdaq, Inc., 5.350%, 6/28/2028	25,036

		69,254

	Building Materials — 0.2%
45,000	Fortune Brands Innovations, Inc., 5.875%, 6/01/2033	45,059

	Cable Satellite — 0.2%
60,000	Cox Communications, Inc., 5.450%, 9/15/2028, 144A	59,946

	Chemicals — 0.9%
80,000	Celanese U.S. Holdings LLC, 6.165%, 7/15/2027	79,586
65,000	EIDP, Inc., 4.500%, 5/15/2026	63,816
75,000	Nutrien Ltd., 5.900%, 11/07/2024	75,022

		218,424

	Collateralized Mortgage Obligations — 0.8%
926	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(b)	841
391	Government National Mortgage Association, Series 2012-H28, Class FA, 1 mo. USD LIBOR + 0.580%, 4.973%, 9/20/2062(a)(b)	374
523	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(b)	471
2,845	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063(b)	2,685
6,798	Government National Mortgage Association, Series 2016-H13, Class FT, 1 mo. USD LIBOR + 0.580%, 5.674%, 5/20/2066(a)(b)	6,708
365	Government National Mortgage Association, Series 2018-H02, Class FJ, 1 mo. USD LIBOR + 0.200%, 4.460%, 10/20/2064(a)(b)	353
16,878	Government National Mortgage Association, Series 2019-H01, Class FJ, 1 mo. USD LIBOR + 0.300%, 4.534%, 9/20/2068(a)(b)	16,586
	Collateralized Mortgage Obligations — continued
17,047	Government National Mortgage Association, Series 2019-H01, Class FT, 1 mo. USD LIBOR + 0.400%, 5.494%, 10/20/2068(a)	16,975
26,209	Government National Mortgage Association, Series 2019-H05, Class FT, 1 yr. CMT + 0.430%, 5.150%, 4/20/2069(a)	26,201
42,909	Government National Mortgage Association, Series 2019-H13, Class FT, 1 yr. CMT + 0.450%, 5.170%, 8/20/2069(a)	42,858
85,085	Government National Mortgage Association, Series 2020-HO1, Class FT, 1 yr. CMT + 0.500%, 5.220%, 1/20/2070(a)	84,719

		198,771

	Construction Machinery — 1.4%
105,000	Caterpillar Financial Services Corp., DMTN, 4.350%, 5/15/2026	103,365
80,000	CNH Industrial Capital LLC, 1.950%, 7/02/2023	80,000
35,000	CNH Industrial Capital LLC, 5.450%, 10/14/2025	34,758
130,000	John Deere Capital Corp., MTN, 4.950%, 6/06/2025	129,749

		347,872

	Consumer Cyclical Services — 0.5%
65,000	CBRE Services, Inc., 5.950%, 8/15/2034	64,182
66,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	66,215

		130,397

	Consumer Products — 0.2%
45,000	Whirlpool Corp., 5.500%, 3/01/2033	44,905

	Electric — 6.0%
45,000	AES Corp., 3.300%, 7/15/2025, 144A	42,495
55,000	AES Corp., 5.450%, 6/01/2028	54,007
35,000	Ameren Illinois Co., 4.950%, 6/01/2033	34,722
60,000	American Electric Power Co., Inc., 5.699%, 8/15/2025	59,594
65,000	American Electric Power Co., Inc., Series A, 3 mo. USD LIBOR + 0.480%, 5.779%, 11/01/2023(a)	64,954
50,000	Arizona Public Service Co., 5.550%, 8/01/2033	50,036
85,000	Consolidated Edison, Inc., Series A, 0.650%, 12/01/2023	83,276
30,000	Dominion Energy, Inc., 3.071%, 8/15/2024	28,974
65,000	Dominion Energy, Inc., Series D, 3 mo. USD LIBOR + 0.530%, 6.082%, 9/15/2023(a)	64,998
90,000	DTE Energy Co., 4.220%, 11/01/2024	87,985
75,000	Edison International, 4.700%, 8/15/2025	73,262
120,000	Entergy Louisiana LLC, 0.950%, 10/01/2024	113,116
105,000	ITC Holdings Corp., 4.950%, 9/22/2027, 144A	103,359
45,000	NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	45,169
65,000	Pacific Gas & Electric Co., 3.250%, 2/16/2024	63,799
70,000	Pacific Gas & Electric Co., 6.100%, 1/15/2029	68,874
25,000	Pennsylvania Electric Co., 5.150%, 3/30/2026, 144A	24,620
30,000	Southern California Edison Co., 4.900%, 6/01/2026	29,574
85,000	Southern Co., Series 21-A, 0.600%, 2/26/2024	82,160
85,000	Vistra Operations Co. LLC, 5.125%, 5/13/2025, 144A	82,844
65,000	WEC Energy Group, Inc., 0.800%, 3/15/2024	62,729
80,000	WEC Energy Group, Inc., 4.750%, 1/09/2026	78,790
90,000	Xcel Energy, Inc., 0.500%, 10/15/2023	88,665

		1,488,002

	Finance Companies — 4.2%
80,000	Air Lease Corp., 0.800%, 8/18/2024	75,353
40,000	Air Lease Corp., MTN, 0.700%, 2/15/2024	38,743
40,000	Aircastle Ltd., 2.850%, 1/26/2028, 144A	34,016
30,000	Ares Capital Corp., 2.875%, 6/15/2028	24,809
30,000	Ares Capital Corp., 3.250%, 7/15/2025	27,748

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	Finance Companies — continued
$35,000	Avolon Holdings Funding Ltd., 5.500%, 1/15/2026, 144A	$33,912
60,000	Bain Capital Specialty Finance, Inc., 2.550%, 10/13/2026	51,449
20,000	Barings BDC, Inc., 3.300%, 11/23/2026	17,423
125,000	Blackstone Private Credit Fund, 2.625%, 12/15/2026	106,350
55,000	Blackstone Secured Lending Fund, 2.850%, 9/30/2028	45,071
45,000	FS KKR Capital Corp., 3.250%, 7/15/2027	38,586
15,000	FS KKR Capital Corp., 4.250%, 2/14/2025, 144A	14,124
80,000	Golub Capital BDC, Inc., 2.500%, 8/24/2026	69,184
60,000	Hercules Capital, Inc., 3.375%, 1/20/2027	51,976
65,000	Main Street Capital Corp., 3.000%, 7/14/2026	57,165
40,000	Morgan Stanley Direct Lending Fund, 4.500%, 2/11/2027	37,610
45,000	Navient Corp., 9.375%, 7/25/2030	44,759
90,000	OneMain Finance Corp., 9.000%, 1/15/2029	90,760
30,000	Owl Rock Capital Corp., 3.750%, 7/22/2025	27,799
5,000	Owl Rock Core Income Corp., 5.500%, 3/21/2025	4,811
10,000	Owl Rock Core Income Corp., 7.750%, 9/16/2027, 144A	9,949
75,000	Owl Rock Core Income Corp., 7.950%, 6/13/2028, 144A	75,147
65,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	58,863

		1,035,607

	Food & Beverage — 0.7%
20,000	Cargill, Inc., 4.500%, 6/24/2026, 144A	19,725
90,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.125%, 2/01/2028, 144A	86,424
60,000	Keurig Dr Pepper, Inc., 0.750%, 3/15/2024	57,902

		164,051

	Gaming — 0.3%
65,000	GLP Capital LP/GLP Financing II, Inc., 5.250%, 6/01/2025	63,603

	Government Owned – No Guarantee — 0.8%
200,000	NBN Co. Ltd., 0.875%, 10/08/2024, 144A	187,577

	Health Care REITs — 0.3%
65,000	Healthpeak OP LLC, 5.250%, 12/15/2032	63,254

	Health Insurance — 0.7%
75,000	Humana, Inc., 0.650%, 8/03/2023	74,719
95,000	UnitedHealth Group, Inc., 5.150%, 10/15/2025	95,263

		169,982

	Healthcare — 0.6%
55,000	Cigna Group, 3.750%, 7/15/2023	54,950
105,000	CVS Health Corp., 5.000%, 1/30/2029	103,988

		158,938

	Home Construction — 0.1%
20,000	Forestar Group, Inc., 3.850%, 5/15/2026, 144A	18,377

	Independent Energy — 0.7%
31,000	EQT Corp., 6.125%, 2/01/2025	30,826
80,000	Ovintiv, Inc., 5.650%, 5/15/2028	78,413
65,000	Pioneer Natural Resources Co., 5.100%, 3/29/2026	64,610

		173,849

	Integrated Energy — 0.1%
30,000	BP Capital Markets America, Inc., 4.893%, 9/11/2033	29,690

	Life Insurance — 4.8%
50,000	Athene Global Funding, 2.500%, 3/24/2028, 144A	42,239
20,000	Brighthouse Financial Global Funding, 1.200%, 12/15/2023, 144A	19,543
	Life Insurance — continued
120,000	Brighthouse Financial Global Funding, 1.750%, 1/13/2025, 144A	111,919
95,000	Corebridge Global Funding, 5.750%, 7/02/2026, 144A	94,709
65,000	Equitable Financial Life Global Funding, 5.500%, 12/02/2025, 144A	64,157
120,000	F&G Global Funding, 5.150%, 7/07/2025, 144A	116,006
40,000	Guardian Life Global Funding, 1.100%, 6/23/2025, 144A	36,379
20,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A	18,997
180,000	Jackson National Life Global Funding, 5.500%, 1/09/2026, 144A	175,816
70,000	New York Life Global Funding, 4.700%, 4/02/2026, 144A	68,888
85,000	Northwestern Mutual Global Funding, 0.600%, 3/25/2024, 144A	81,829
105,000	Principal Life Global Funding II, 0.500%, 1/08/2024, 144A	102,145
130,000	Reliance Standard Life Global Funding II, 5.243%, 2/02/2026, 144A	127,377
60,000	RGA Global Funding, 2.700%, 1/18/2029, 144A	51,686
70,000	Security Benefit Global Funding, 1.250%, 5/17/2024, 144A	66,359

		1,178,049

	Lodging — 0.6%
65,000	Hyatt Hotels Corp., 1.300%, 10/01/2023	64,404
30,000	Hyatt Hotels Corp., 5.375%, 4/23/2025	29,682
65,000	Hyatt Hotels Corp., 5.750%, 1/30/2027	64,833

		158,919

	Media Entertainment — 0.6%
5,000	Take-Two Interactive Software, Inc., 3.300%, 3/28/2024	4,902
90,000	Take-Two Interactive Software, Inc., 4.950%, 3/28/2028	88,934
70,000	Warnermedia Holdings, Inc., 3.755%, 3/15/2027	65,294

		159,130

	Metals & Mining — 0.9%
75,000	BHP Billiton Finance USA Ltd., 4.875%, 2/27/2026	74,617
65,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	64,215
35,000	Northern Star Resources Ltd., 6.125%, 4/11/2033, 144A	33,974
45,000	Nucor Corp., 3.950%, 5/23/2025	43,631

		216,437

	Midstream — 1.3%
60,000	Enbridge, Inc., 5.700%, 3/08/2033	60,824
55,000	Gray Oak Pipeline LLC, 2.600%, 10/15/2025, 144A	50,497
125,000	TransCanada PipeLines Ltd., SOFR Index + 1.520%, 6.610%, 3/09/2026(a)	125,153
75,000	Williams Cos., Inc., 5.400%, 3/02/2026	74,804

		311,278

	Natural Gas — 0.9%
85,000	CenterPoint Energy Resources Corp., 5.250%, 3/01/2028	84,966
40,000	Sempra Energy, 3.700%, 4/01/2029	36,534
65,000	Sempra Energy, 5.400%, 8/01/2026	64,682
50,000	Southern California Gas Co., 5.200%, 6/01/2033	49,336

		235,518

	Non-Agency Commercial Mortgage-Backed Securities —1.8%
75,000	Benchmark Mortgage Trust, Series 2023-V2, Class A3, 5.812%, 5/15/2055(c)	75,300

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$95,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. SOFR + 3.000%, 8.147%, 5/15/2039, 144A(a)	$94,941
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	86,200
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.284%, 8/15/2046(c)	99,642
115,381	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	89,997

		446,080

	Office REITs — 0.3%
65,000	Hudson Pacific Properties LP, 5.950%, 2/15/2028	51,675
30,000	Office Properties Income Trust, 3.450%, 10/15/2031	15,758

		67,433

	Other REITs — 1.0%
110,000	Prologis LP, 4.875%, 6/15/2028	109,003
55,000	RHP Hotel Properties LP/RHP Finance Corp., 7.250%, 7/15/2028, 144A	55,563
95,000	Starwood Property Trust, Inc., 3.750%, 12/31/2024, 144A	89,063

		253,629

	Packaging — 0.5%
40,000	Amcor Flexibles North America, Inc., 4.000%, 5/17/2025	38,643
100,000	Sonoco Products Co., 1.800%, 2/01/2025	93,348

		131,991

	Paper — 0.3%
75,000	Weyerhaeuser Co., 4.750%, 5/15/2026	73,670

	Pharmaceuticals — 0.8%
95,000	AstraZeneca PLC, 3.500%, 8/17/2023	94,766
105,000	Pfizer Investment Enterprises Pte. Ltd., 4.450%, 5/19/2028	103,204

		197,970

	Property & Casualty Insurance — 0.1%
7,000	Assurant, Inc., 4.200%, 9/27/2023	6,952
35,000	Trustage Financial Group, Inc., 4.625%, 4/15/2032, 144A	30,333

		37,285

	Railroads — 0.4%
100,000	Canadian Pacific Railway Co., 1.350%, 12/02/2024	93,957

	Retail REITs — 0.2%
40,000	Federal Realty OP LP, 3.950%, 1/15/2024	39,544

	Retailers — 0.9%
55,000	Advance Auto Parts, Inc., 5.900%, 3/09/2026	54,395
85,000	Lowe’s Cos., Inc., 4.400%, 9/08/2025	83,303
80,000	Walgreens Boots Alliance, Inc., 0.950%, 11/17/2023	78,789

		216,487

	Technology — 3.6%
50,000	Avnet, Inc., 6.250%, 3/15/2028	50,477
60,000	Broadcom, Inc., 4.000%, 4/15/2029, 144A	55,416
80,000	Dell International LLC/EMC Corp., 5.850%, 7/15/2025	80,292
90,000	Equifax, Inc., 5.100%, 6/01/2028	88,648
70,000	Fidelity National Information Services, Inc., 4.500%, 7/15/2025	68,430
45,000	Flex Ltd., 6.000%, 1/15/2028	45,701
60,000	Global Payments, Inc., 1.500%, 11/15/2024	56,383
55,000	Hewlett Packard Enterprise Co., 5.250%, 7/01/2028	54,471
	Technology — continued
80,000	Infor, Inc., 1.450%, 7/15/2023, 144A	79,863
75,000	Microchip Technology, Inc., 2.670%, 9/01/2023	74,691
85,000	Micron Technology, Inc., 5.375%, 4/15/2028	84,180
35,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.150%, 5/01/2027	32,136
25,000	Qorvo, Inc., 1.750%, 12/15/2024, 144A	23,246
105,000	VMware, Inc., 0.600%, 8/15/2023	104,369

		898,303

	Tobacco — 0.5%
135,000	BAT International Finance PLC, 4.448%, 3/16/2028	127,428

	Transportation Services — 1.5%
50,000	Element Fleet Management Corp., 3.850%, 6/15/2025, 144A	47,277
85,000	Element Fleet Management Corp., 6.271%, 6/26/2026, 144A	84,702
30,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	29,961
55,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.550%, 5/01/2028, 144A	54,152
10,000	Ryder System, Inc., MTN, 5.250%, 6/01/2028	9,874
35,000	Ryder System, Inc., MTN, 5.650%, 3/01/2028	35,015
100,000	Triton Container International Ltd., 0.800%, 8/01/2023, 144A	99,555

		360,536

	Treasuries — 23.2%
2,205,000	U.S. Treasury Notes, 2.500%, 5/31/2024	2,147,549
300,000	U.S. Treasury Notes, 3.000%, 6/30/2024	292,922
175,000	U.S. Treasury Notes, 3.250%, 8/31/2024	170,796
505,000	U.S. Treasury Notes, 3.500%, 4/30/2028	490,718
425,000	U.S. Treasury Notes, 3.625%, 5/31/2028	415,703
1,760,000	U.S. Treasury Notes, 3.875%, 4/30/2025	1,725,762
490,000	U.S. Treasury Notes, 4.625%, 6/30/2025	487,761

		5,731,211

	Wirelines — 0.9%
40,000	AT&T, Inc., 5.400%, 2/15/2034	40,069
55,000	Bell Telephone Co. of Canada/Bell Canada, 5.100%, 5/11/2033	54,325
85,000	Bell Telephone Co. of Canada/Bell Canada, Series US-3, 0.750%, 3/17/2024	82,115
50,000	Verizon Communications, Inc., 3.000%, 3/22/2027	46,656

		223,165

	Total Bonds and Notes (Identified Cost $25,155,492)	24,500,932

Short-Term Investments — 1.4%
333,259	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $333,323 on 7/03/2023 collateralized by $361,000 U.S. Treasury Note, 2.625% due 5/31/2027 valued at $339,933 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $333,259)	333,259

	Total Investments — 100.6% (Identified Cost $25,488,751)	24,834,191
	Other assets less liabilities — (0.6)%	(146,270)

	Net Assets — 100.0%	$24,687,921

(†)	See Note 2 of Notes to Financial Statements.
(a)	Variable rate security. Rate as of June 30, 2023 is disclosed.

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

(b)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(c)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2023 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of Rule 144A holdings amounted to $6,740,080 or 27.3% of net assets.
ABS	Asset-Backed Securities
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

At June 30, 2023, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	9/29/2023	26	$5,347,819	$5,286,938	$(60,881)

At June 30, 2023, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	9/20/2023	26	$2,950,255	$2,918,906	$31,349

Industry Summary at June 30, 2023 (Unaudited)

Treasuries	23.2%
ABS Car Loan	16.6
Banking	9.6
Electric	6.0
Life Insurance	4.8
Finance Companies	4.2
ABS Other	3.7
Technology	3.6
Automotive	2.3
Other Investments, less than 2% each	25.2
Short-Term Investments	1.4

Total Investments	100.6
Other assets less liabilities (including futures contracts)	(0.6)

Net Assets	100.0%

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Natixis U.S. Equity Opportunities ETF

Shares	Description	Value (†)
Common Stocks — 96.9% of Net Assets
	Aerospace & Defense — 2.0%
964	Boeing Co.(a)	$203,558

	Air Freight & Logistics — 0.6%
494	Expeditors International of Washington, Inc.	59,838

	Automobile Components — 0.4%
1,059	Mobileye Global, Inc., Class A(a)	40,687

	Automobiles — 4.0%
5,071	General Motors Co.	195,538
769	Tesla, Inc.(a)	201,301

		396,839

	Banks — 4.0%
3,500	Citigroup, Inc.	161,140
5,697	Wells Fargo & Co.	243,148

		404,288

	Beverages — 2.3%
136	Boston Beer Co., Inc., Class A(a)	41,948
3,192	Monster Beverage Corp.(a)	183,348

		225,296

	Biotechnology — 2.4%
563	Alnylam Pharmaceuticals, Inc.(a)	106,936
641	CRISPR Therapeutics AG(a)	35,986
131	Regeneron Pharmaceuticals, Inc.(a)	94,129

		237,051

	Broadline Retail — 4.6%
512	Alibaba Group Holding Ltd., ADR(a)	42,675
3,227	Amazon.com, Inc.(a)	420,672

		463,347

	Building Products — 1.6%
2,721	Masco Corp.	156,131

	Capital Markets — 11.2%
3,156	Charles Schwab Corp.	178,882
156	FactSet Research Systems, Inc.	62,501
447	Goldman Sachs Group, Inc.	144,175
1,830	Intercontinental Exchange, Inc.	206,936
4,455	KKR & Co., Inc.	249,480
129	MSCI, Inc.	60,539
974	SEI Investments Co.	58,070
2,197	State Street Corp.	160,777

		1,121,360

	Consumer Finance — 4.7%
6,995	Ally Financial, Inc.	188,935
2,599	Capital One Financial Corp.	284,253

		473,188

	Consumer Staples Distribution & Retail — 1.1%
2,411	Kroger Co.	113,317

	Entertainment — 4.2%
450	Netflix, Inc.(a)	198,220
1,005	Walt Disney Co.(a)	89,726
10,940	Warner Bros. Discovery, Inc.(a)	137,188

		425,134

	Financial Services — 4.6%
762	Block, Inc.(a)	50,727
1,462	Fiserv, Inc.(a)	184,431
703	PayPal Holdings, Inc.(a)	46,911
763	Visa, Inc., Class A	181,197

		463,266

	Health Care Equipment & Supplies — 0.5%
147	Intuitive Surgical, Inc.(a)	50,265

	Health Care Providers & Services — 1.0%
338	HCA Healthcare, Inc.	$102,576

	Health Care Technology — 1.5%
2,380	Doximity, Inc., Class A(a)	80,968
362	Veeva Systems, Inc., Class A(a)	71,578

		152,546

	Hotels, Restaurants & Leisure — 1.9%
832	Starbucks Corp.	82,418
1,050	Yum China Holdings, Inc.	59,325
332	Yum! Brands, Inc.	45,999

		187,742

	Insurance — 1.5%
627	Willis Towers Watson PLC	147,659

	Interactive Media & Services — 10.0%
3,676	Alphabet, Inc., Class A(a)	440,017
696	Alphabet, Inc., Class C(a)	84,195
1,661	Meta Platforms, Inc., Class A(a)	476,674

		1,000,886

	IT Services — 0.7%
1,033	Shopify, Inc., Class A(a)	66,732

	Life Sciences Tools & Services — 0.7%
366	Illumina, Inc.(a)	68,621

	Machinery — 1.8%
82	Deere & Co.	33,226
380	Parker-Hannifin Corp.	148,215

		181,441

	Media — 4.2%
619	Charter Communications, Inc., Class A(a)	227,402
4,536	Comcast Corp., Class A	188,471

		415,873

	Oil, Gas & Consumable Fuels — 5.8%
4,478	APA Corp.	153,013
2,145	ConocoPhillips	222,244
1,764	EOG Resources, Inc.	201,872

		577,129

	Pharmaceuticals — 1.0%
395	Novartis AG, ADR	39,859
401	Novo Nordisk AS, ADR	64,894

		104,753

	Real Estate Management & Development — 1.9%
2,386	CBRE Group, Inc., Class A(a)	192,574

	Semiconductors & Semiconductor Equipment — 4.1%
812	NVIDIA Corp.	343,492
601	QUALCOMM, Inc.	71,543

		415,035

	Software — 10.9%
612	Autodesk, Inc.(a)	125,221
408	Microsoft Corp.	138,940
3,186	Oracle Corp.	379,421
1,152	Salesforce, Inc.(a)	243,372
924	Workday, Inc., Class A(a)	208,722

		1,095,676

	Textiles, Apparel & Luxury Goods — 0.3%
3,963	Under Armour, Inc., Class A(a)	28,613

	Tobacco — 1.4%
3,039	Altria Group, Inc.	137,667

	Total Common Stocks (Identified Cost $8,676,769)	9,709,088

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Natixis U.S. Equity Opportunities ETF – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 3.3%
$332,258	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $332,322 on 7/03/2023 collateralized by $61,000 U.S. Treasury Note, 2.625% due 5/31/2027 valued at $57,440; $325,600 U.S. Treasury Note, 0.500% due 5/31/2027 valued at $281,523 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $332,258)	$332,258

	Total Investments — 100.2% (Identified Cost $9,009,027)	10,041,346
	Other assets less liabilities — (0.2)%	(19,669)

	Net Assets — 100.0%	$10,021,677

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2023 (Unaudited)

Capital Markets	11.2%
Software	10.9
Interactive Media & Services	10.0
Oil, Gas & Consumable Fuels	5.8
Consumer Finance	4.7
Broadline Retail	4.6
Financial Services	4.6
Entertainment	4.2
Media	4.2
Semiconductors & Semiconductor Equipment	4.1
Banks	4.0
Automobiles	4.0
Biotechnology	2.4
Beverages	2.3
Aerospace & Defense	2.0
Other Investments, less than 2% each	17.9
Short-Term Investments	3.3

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Natixis Vaughan Nelson Mid Cap ETF

Shares	Description	Value (†)
Common Stocks — 96.3% of Net Assets
	Aerospace & Defense — 1.2%
488	Axon Enterprise, Inc.(a)	$95,219

	Banks — 0.6%
1,828	Bank of NT Butterfield & Son Ltd.	50,014

	Building Products — 1.1%
342	Allegion PLC	41,047
1,435	AZEK Co., Inc.(a)	43,466

		84,513

	Capital Markets — 9.9%
240	Ares Management Corp., Class A	23,124
4,886	Brightsphere Investment Group, Inc.	102,362
893	Cboe Global Markets, Inc.	123,243
560	FactSet Research Systems, Inc.	224,364
120	MSCI, Inc.	56,315
4,118	Nasdaq, Inc.	205,282
315	Raymond James Financial, Inc.	32,687

		767,377

	Chemicals — 1.8%
1,216	Axalta Coating Systems Ltd.(a)	39,897
610	FMC Corp.	63,647
406	LyondellBasell Industries NV, Class A	37,283

		140,827

	Commercial Services & Supplies — 4.4%
2,222	Republic Services, Inc.	340,344

	Communications Equipment — 3.4%
912	Motorola Solutions, Inc.	267,471

	Construction & Engineering — 1.7%
2,831	WillScot Mobile Mini Holdings Corp.(a)	135,293

	Construction Materials — 2.2%
762	Vulcan Materials Co.	171,785

	Consumer Staples Distribution & Retail — 2.6%
3,309	Performance Food Group Co.(a)	199,334

	Containers & Packaging — 1.4%
204	Avery Dennison Corp.	35,047
824	Crown Holdings, Inc.	71,581

		106,628

	Diversified Consumer Services — 0.7%
512	Grand Canyon Education, Inc.(a)	52,844

	Electric Utilities — 4.7%
3,563	Alliant Energy Corp.	186,986
3,108	Evergy, Inc.	181,570

		368,556

	Electrical Equipment — 3.9%
1,050	AMETEK, Inc.	169,974
128	Hubbell, Inc.	42,440
1,788	nVent Electric PLC	92,386

		304,800

	Electronic Equipment, Instruments & Components — 1.6%
305	CDW Corp.	55,967
424	Keysight Technologies, Inc.(a)	70,999

		126,966

	Financial Services — 0.3%
282	Apollo Global Management, Inc.	21,660

	Health Care Equipment & Supplies — 2.8%
295	Cooper Cos., Inc.	113,112
1,261	Hologic, Inc.(a)	102,103

		215,215

	Health Care Providers & Services — 4.6%
1,849	AmerisourceBergen Corp.	$355,803

	Hotels, Restaurants & Leisure — 0.5%
937	Aramark	40,338

	Household Products — 2.4%
1,827	Church & Dwight Co., Inc.	183,120

	Independent Power & Renewable Electricity Producers — 1.9%
5,764	Vistra Corp.	151,305

	Insurance — 6.6%
1,680	Allstate Corp.	183,187
851	Arthur J Gallagher & Co.	186,854
1,017	Reinsurance Group of America, Inc.	141,048

		511,089

	Life Sciences Tools & Services — 3.0%
259	Agilent Technologies, Inc.	31,145
1,946	Avantor, Inc.(a)	39,971
724	IQVIA Holdings, Inc.(a)	162,733

		233,849

	Machinery — 2.5%
794	Crane Co.	70,761
1,349	Otis Worldwide Corp.	120,075

		190,836

	Media — 1.0%
474	Nexstar Media Group, Inc.	78,945

	Metals & Mining — 0.5%
2,360	Constellium SE(a)	40,592

	Mortgage Real Estate Investment Trusts (REITs) — 1.7%
13,876	Rithm Capital Corp.	129,741

	Multi-Utilities — 7.0%
2,193	Ameren Corp.	179,102
3,102	CMS Energy Corp.	182,243
2,062	WEC Energy Group, Inc.	181,951

		543,296

	Oil, Gas & Consumable Fuels — 3.0%
596	Diamondback Energy, Inc.	78,290
580	Hess Corp.	78,851
365	Pioneer Natural Resources Co.	75,621

		232,762

	Professional Services — 8.3%
624	CACI International, Inc., Class A(a)	212,684
143	Equifax, Inc.	33,648
2,408	Maximus, Inc.	203,500
3,214	SS&C Technologies Holdings, Inc.	194,769

		644,601

	Semiconductors & Semiconductor Equipment — 1.3%
180	Monolithic Power Systems, Inc.	97,241

	Software — 3.1%
575	Tyler Technologies, Inc.(a)	239,470

	Specialty Retail — 4.1%
94	AutoZone, Inc.(a)	234,376
175	Ulta Beauty, Inc.(a)	82,354

		316,730

	Textiles, Apparel & Luxury Goods — 0.5%
717	Skechers USA, Inc., Class A(a)	37,757

	Total Common Stocks (Identified Cost $6,653,726)	7,476,321

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Natixis Vaughan Nelson Mid Cap ETF – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 8.3%
$640,213	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $640,336 on 7/03/2023 collateralized by $693,500 U.S. Treasury Note, 2.625% due 5/31/2027 valued at $653,030 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $640,213)	$640,213

	Total Investments — 104.6% (Identified Cost $7,293,939)	8,116,534
	Other assets less liabilities — (4.6)%	(355,099)

	Net Assets — 100.0%	$7,761,435

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2023 (Unaudited)

Capital Markets	9.9%
Professional Services	8.3
Multi-Utilities	7.0
Insurance	6.6
Electric Utilities	4.7
Health Care Providers & Services	4.6
Commercial Services & Supplies	4.4
Specialty Retail	4.1
Electrical Equipment	3.9
Communications Equipment	3.4
Software	3.1
Life Sciences Tools & Services	3.0
Oil, Gas & Consumable Fuels	3.0
Health Care Equipment & Supplies	2.8
Consumer Staples Distribution & Retail	2.6
Machinery	2.5
Household Products	2.4
Construction Materials	2.2
Other Investments, less than 2% each	17.8
Short-Term Investments	8.3

Total Investments	104.6
Other assets less liabilities	(4.6)

Net Assets	100.0%

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2023 (Unaudited)

Natixis Vaughan Nelson Select ETF

Shares	Description	Value (†)
Common Stocks — 96.0% of Net Assets
	Biotechnology — 3.5%
3,062	Vertex Pharmaceuticals, Inc.(a)	$1,077,548

	Broadline Retail — 4.7%
11,281	Amazon.com, Inc.(a)	1,470,591

	Capital Markets — 4.6%
12,597	Intercontinental Exchange, Inc.	1,424,469

	Chemicals — 5.0%
5,905	Sherwin-Williams Co.	1,567,896

	Communications Equipment — 4.3%
4,596	Motorola Solutions, Inc.	1,347,915

	Consumer Staples Distribution & Retail — 4.3%
7,946	Dollar General Corp.	1,349,072

	Diversified Telecommunication Services — 2.9%
13,546	Cogent Communications Holdings, Inc.	911,510

	Electric Utilities — 4.4%
18,438	NextEra Energy, Inc.	1,368,100

	Financial Services — 3.6%
3,250	Berkshire Hathaway, Inc., Class B(a)	1,108,250

	Food Products — 3.8%
13,711	McCormick & Co., Inc.	1,196,011

	Ground Transportation — 4.5%
1,544	Saia, Inc.(a)	528,681
4,332	Union Pacific Corp.	886,414

		1,415,095

	Health Care Providers & Services — 2.5%
1,408	Chemed Corp.	762,671

	Household Products — 4.1%
8,110	Clorox Co.	1,289,814

	Industrial REITs — 2.0%
5,072	Prologis, Inc.	621,979

	Insurance — 3.4%
3,063	Aon PLC, Class A	1,057,348

	Interactive Media & Services — 3.4%
8,951	Alphabet, Inc., Class A(a)	1,071,435

	IT Services — 2.9%
4,056	VeriSign, Inc.(a)	916,534

	Life Sciences Tools & Services — 2.1%
2,678	Danaher Corp.	642,720

	Metals & Mining — 4.4%
31,797	Wheaton Precious Metals Corp.	1,374,266

	Oil, Gas & Consumable Fuels — 2.1%
110,820	Kosmos Energy Ltd.(a)	663,812

	Pharmaceuticals — 3.0%
5,696	Johnson & Johnson	942,802

	Professional Services — 3.0%
4,148	Verisk Analytics, Inc.	937,572

	Semiconductors & Semiconductor Equipment — 7.1%
5,845	Entegris, Inc.	647,743
1,020	Monolithic Power Systems, Inc.	551,034
2,438	NVIDIA Corp.	1,031,323

		2,230,100

	Software — 10.4%
5,960	Microsoft Corp.	2,029,619
5,797	Salesforce, Inc.(a)	1,224,674

		3,254,293

	Total Common Stocks (Identified Cost $27,401,993)	30,001,803

Principal Amount	Description	Value (†)
Short-Term Investments — 4.1%
$1,295,272	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $1,295,520 on 7/03/2023 collateralized by $1,403,100 U.S. Treasury Note, 2.625% due 5/31/2027 valued at $1,321,220 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,295,272)	$1,295,272

	Total Investments — 100.1% (Identified Cost $28,697,265)	31,297,075
	Other assets less liabilities — (0.1)%	(31,417)

	Net Assets — 100.0%	$31,265,658

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2023 (Unaudited)

Software	10.4%
Semiconductors & Semiconductor Equipment	7.1
Chemicals	5.0
Broadline Retail	4.7
Capital Markets	4.6
Ground Transportation	4.5
Metals & Mining	4.4
Electric Utilities	4.4
Consumer Staples Distribution & Retail	4.3
Communications Equipment	4.3
Household Products	4.1
Food Products	3.8
Financial Services	3.6
Biotechnology	3.5
Interactive Media & Services	3.4
Insurance	3.4
Pharmaceuticals	3.0
Professional Services	3.0
IT Services	2.9
Diversified Telecommunication Services	2.9
Health Care Providers & Services	2.5
Oil, Gas & Consumable Fuels	2.1
Life Sciences Tools & Services	2.1
Industrial REITs	2.0
Short-Term Investments	4.1

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

See accompanying notes to financial statements.

27  |

Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

	Natixis Loomis Sayles Focused Growth ETF	Natixis Loomis Sayles Short Duration Income ETF	Natixis U.S. Equity Opportunities ETF	Natixis Vaughan Nelson Mid Cap ETF
ASSETS
Investments at cost	$5,225,826	$25,488,751	$9,009,027	$7,293,939
Net unrealized appreciation (depreciation)	63,679	(654,560)	1,032,319	822,595

Investments at value	5,289,505	24,834,191	10,041,346	8,116,534
Cash	—	71	12	—
Receivable from investment adviser (Note 6)	482	6,712	—	7,628
Receivable for securities sold	267,154	885,149	223,329	—
Dividends and interest receivable	—	141,752	6,178	7,632
Prepaid expenses (Note 8)	—	294	285	283

TOTAL ASSETS	5,557,141	25,868,169	10,271,150	8,132,077

LIABILITIES
Payable for securities purchased	232,881	1,065,070	196,946	314,002
Payable to custodian bank (Note 9)	4,740	—	—	—
Payable for variation margin on futures contracts (Note 2)	—	4,454	—	—
Management fees payable (Note 6)	—	—	10,710	—
Deferred Trustees’ fees (Note 6)	13	40,403	8,261	8,217
Administrative fees payable (Note 6)	13	1,409	380	288
Audit and tax services fees payable	452	24,407	9,549	24,083
Other accounts payable and accrued expenses	174	44,505	23,627	24,052

TOTAL LIABILITIES	238,273	1,180,248	249,473	370,642

NET ASSETS	$5,318,868	$24,687,921	$10,021,677	$7,761,435

NET ASSETS CONSIST OF:
Paid-in capital	$5,250,000	$27,339,294	$8,692,597	$7,773,915
Accumulated earnings (loss)	68,868	(2,651,373)	1,329,080	(12,480)

NET ASSETS	$5,318,868	$24,687,921	$10,021,677	$7,761,435

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Net assets	$5,318,868	$24,687,921	$10,021,677	$7,761,435

Shares of beneficial interest	210,000	1,050,000	323,200	260,400

Net asset value, offering and redemption price per share	$25.33	$23.51	$31.01	$29.81

See accompanying notes to financial statements.

|  28

Statements of Assets and Liabilities (continued)

June 30, 2023 (Unaudited)

Natixis Vaughan Nelson Select ETF
ASSETS
Investments at cost	$28,697,265
Net unrealized appreciation	2,599,810

Investments at value	31,297,075
Receivable for Fund shares sold	577,367
Dividends and interest receivable	5,725
Prepaid expenses (Note 8)	287

TOTAL ASSETS	31,880,454

LIABILITIES
Payable for securities purchased	553,389
Management fees payable (Note 6)	4,812
Deferred Trustees’ fees (Note 6)	8,264
Administrative fees payable (Note 6)	1,134
Audit and tax services fees payable	24,069
Other accounts payable and accrued expenses	23,128

TOTAL LIABILITIES	614,796

NET ASSETS	$31,265,658

NET ASSETS CONSIST OF:
Paid-in capital	$29,007,233
Accumulated earnings	2,258,425

NET ASSETS	$31,265,658

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Net assets	$31,265,658

Shares of beneficial interest	1,070,400

Net asset value, offering and redemption price per share	$29.21

See accompanying notes to financial statements.

29  |

Statements of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

	Natixis Loomis Sayles Focused Growth ETF(a)	Natixis Loomis Sayles Short Duration Income ETF	Natixis U.S. Equity Opportunities ETF	Natixis Vaughan Nelson Mid Cap ETF
INVESTMENT INCOME
Interest	$—	$687,551	$2,812	$6,445
Dividends	—	—	53,824	47,537
Less net foreign taxes withheld	—	—	(400)	—

	—	687,551	56,236	53,982

Expenses
Management fees (Note 6)	144	54,364	32,028	27,349
Administrative fees (Note 6)	13	8,397	2,120	1,690
Trustees’ fees and expenses (Note 6)	58	11,875	10,190	10,016
Transfer agent fees and expenses (Note 7)	7	7,800	7,800	7,800
Audit and tax services fees	452	22,265	7,502	22,036
Custodian fees and expenses (Note 7)	19	18,032	12,242	11,658
Legal fees	16	7,098	1,659	1,370
Registration fees	—	124	5	23
Regulatory filing fees (Note 7)	6	6,500	6,500	6,500
Shareholder reporting expenses	9	10,240	5,156	4,376
Miscellaneous expenses	108	19,100	19,834	20,088

Total expenses	832	165,795	105,036	112,906
Less waiver and/or expense reimbursement (Note 6)	(662)	(96,933)	(66,145)	(81,910)

Net expenses	170	68,862	38,891	30,996

Net investment income (loss)	(170)	618,689	17,345	22,986

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain (loss) on:
Investments	5,359	(352,801)	466,893	(74,981)
Futures contracts	—	(81,608)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	63,679	447,685	1,503,177	446,079
Futures contracts	—	(60,056)	—	—

Net realized and unrealized gain (loss) on investments and futures contracts	69,038	(46,780)	1,970,070	371,098

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,868	$571,909	$1,987,415	$394,084

(a)	From commencement of operations on June 28, 2023 through June 30, 2023.

See accompanying notes to financial statements.

|  30

Statements of Operations (continued)

For the Six Months Ended June 30, 2023 (Unaudited)

Natixis Vaughan Nelson Select ETF
INVESTMENT INCOME
Interest	$9,162
Dividends	116,369
Less net foreign taxes withheld	(1,172)

124,359

Expenses
Management fees (Note 6)	70,441
Administrative fees (Note 6)	4,663
Trustees’ fees and expenses (Note 6)	10,308
Transfer agent fees and expenses (Note 7)	7,800
Audit and tax services fees	22,026
Custodian fees and expenses (Note 7)	10,851
Legal fees	1,670
Registration fees	1,289
Regulatory filing fees (Note 7)	6,500
Shareholder reporting expenses	4,652
Miscellaneous expenses	20,140

Total expenses	160,340
Less waiver and/or expense reimbursement (Note 6)	(79,836)

Net expenses	80,504

Net investment income	43,855

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	65,915
Net change in unrealized appreciation (depreciation) on:
Investments	2,996,020

Net realized and unrealized gain on investments	3,061,935

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,105,790

See accompanying notes to financial statements.

31  |

Statements of Changes in Net Assets

	Natixis Loomis Sayles Focused Growth ETF	Natixis Loomis Sayles Short Duration Income ETF
	Period Ended June 30, 2023 (Unaudited)(a)	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income (loss)	$(170)	$618,689	$691,531
Net realized gain (loss) on investments and futures contracts	5,359	(434,409)	(1,410,018)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	63,679	387,629	(990,466)

Net increase (decrease) in net assets resulting from operations	68,868	571,909	(1,708,953)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
	—	(622,285)	(723,670)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	5,250,000	(11,759,608)	(8,377,817)

Net increase (decrease) in net assets	5,318,868	(11,809,984)	(10,810,440)
NET ASSETS
Beginning of the period	—	36,497,905	47,308,345

End of the period	$5,318,868	$24,687,921	$36,497,905

(a)	From commencement of operations on June 28, 2023 through June 30, 2023.

See accompanying notes to financial statements.

|  32

Statements of Changes in Net Assets (continued)

	Natixis U.S. Equity Opportunities ETF		Natixis Vaughan Nelson Mid Cap ETF
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$17,345	$35,086	$22,986	$63,494
Net realized gain (loss) on investments	466,893	421,740	(74,981)	(515,911)
Net change in unrealized appreciation (depreciation) on investments	1,503,177	(2,633,664)	446,079	(489,895)

Net increase (decrease) in net assets resulting from operations	1,987,415	(2,176,838)	394,084	(942,312)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
	(25,016)	(649,386)	—	(307,566)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(61,711)	613,144	289,302	(576,697)

Net increase (decrease) in net assets	1,900,688	(2,213,080)	683,386	(1,826,575)
NET ASSETS
Beginning of the period	8,120,989	10,334,069	7,078,049	8,904,624

End of the period	$10,021,677	$8,120,989	$7,761,435	$7,078,049

See accompanying notes to financial statements.

33  |

Statements of Changes in Net Assets (continued)

	Natixis Vaughan Nelson Select ETF
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$43,855	$28,962
Net realized gain (loss) on investments	65,915	(199,752)
Net change in unrealized appreciation (depreciation) on investments	2,996,020	(967,767)

Net increase (decrease) in net assets resulting from operations	3,105,790	(1,138,557)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
	—	(409,261)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	16,328,459	6,964,016

Net increase in net assets	19,434,249	5,416,198
NET ASSETS
Beginning of the period	11,831,409	6,415,211

End of the period	$31,265,658	$11,831,409

See accompanying notes to financial statements.

|  34

Financial Highlights

For a share outstanding throughout each period.

	Natixis Loomis Sayles Focused Growth ETF
	Period Ended June 30, 2023* (Unaudited)
Net asset value, beginning of the period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.00	)(b)
Net realized and unrealized gain (loss)	0.33

Total from Investment Operations	0.33

Net asset value, end of the period	$25.33

Total return(c)(d)	1.32%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,319
Net expenses(e)(f)	0.59%
Gross expenses(f)	2.89%
Net investment loss(f)	(0.59)%
Portfolio turnover rate(g)	4%

*	From commencement of operations on June 28, 2023 through June 30, 2023.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is calculated at net asset value assuming reinvestment of dividends and capital gains, if any. Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.

(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

35  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Loomis Sayles Short Duration Income ETF
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net asset value, beginning of the period	$23.55		$24.90	$25.58		$25.28	$24.62	$25.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.40		0.41	0.17		0.49	0.64	0.61
Net realized and unrealized gain (loss)	(0.04)		(1.31)	(0.17)		0.83	0.70	(0.37)

Total from Investment Operations	0.36		(0.90)	0.00	(b)	1.32	1.34	0.24

LESS DISTRIBUTIONS FROM:
Net investment income	(0.40)		(0.45)	(0.22)		(0.51)	(0.67)	(0.64)
Net realized capital gains	—		—	(0.46)		(0.51)	(0.01)	—

Total Distributions	(0.40)		(0.45)	(0.68)		(1.02)	(0.68)	(0.64)

Net asset value, end of the period	$23.51		$23.55	$24.90		$25.58	$25.28	$24.62

Total return(c)	1.53	%(d)	(3.60)%	0.00	%(e)	5.27%	5.51%	0.97%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$24,688		$36,498	$47,308		$24,304	$30,331	$27,084
Net expenses(f)	0.38	%(g)	0.38%	0.38%		0.38%	0.38%	0.38%
Gross expenses	0.91	%(g)	0.88%	0.93%		1.05%	0.95%	1.09%
Net investment income	3.41	%(g)	1.71%	0.69%		1.91%	2.56%	2.46%
Portfolio turnover rate(h)	113%		167%	140%		181%	113%	167%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01.
(c)

Total return is calculated at net asset value assuming reinvestment of dividends and capital gains, if any. Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.

(d)	Periods less than one year are not annualized.
(e)	Amount rounds to less than 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

|  36

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities ETF
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Year Ended December 31, 2021		Period Ended December 31, 2020*
Net asset value, beginning of the period	$25.13		$34.08		$28.69		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05		0.11		(0.00	)(b)	(0.00	)(b)
Net realized and unrealized gain (loss)	5.91		(7.01)		7.02		3.69

Total from Investment Operations	5.96		(6.90)		7.02		3.69

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.12)		(0.01)		—
Net realized capital gains	(0.08)		(1.93)		(1.62)		(0.00	)(b)

Total Distributions	(0.08)		(2.05)		(1.63)		(0.00)

Net asset value, end of the period	$31.01		$25.13		$34.08		$28.69

Total return(c)	23.74	%(d)	(20.77)%		24.45%		14.78	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$10,022		$8,121		$10,334		$11,855
Net expenses(e)	0.85	%(f)	0.88	%(g)	0.90%		0.90	%(f)
Gross expenses	2.30	%(f)	2.57%		2.07%		2.99	%(f)
Net investment income (loss)	0.38	%(f)	0.38%		(0.01)%		(0.02	)%(f)
Portfolio turnover rate(h)	17%		53%		19%		6%

*	From commencement of operations on September 16, 2020 through December 31, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is calculated at net asset value assuming reinvestment of dividends and capital gains, if any. Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.

(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2022, the expense limit decreased from 0.90% to 0.85%.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

37  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Vaughan Nelson Mid Cap ETF
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021		Period Ended December 31, 2020*
Net asset value, beginning of the period	$28.27		$32.93	$29.87		$25.17

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.24	0.18		0.04
Net realized and unrealized gain (loss)	1.45		(3.68)	6.21		4.72

Total from Investment Operations	1.54		(3.44)	6.39		4.76

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.29)	(0.21)		(0.04)
Net realized capital gains	—		(0.93)	(3.12)		(0.02)

Total Distributions	—		(1.22)	(3.33)		(0.06)

Net asset value, end of the period	$29.81		$28.27	$32.93		$29.87

Total return(b)	5.45	%(c)	(10.64)%	21.47%		18.91	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$7,761		$7,078	$8,905		$7,779
Net expenses(d)	0.85	%(e)	0.85%	0.87	%(f)	0.90	%(e)
Gross expenses	3.10	%(e)	2.76%	2.39%		4.53	%(e)
Net investment income	0.63	%(e)	0.81%	0.54%		0.53	%(e)
Portfolio turnover rate(g)	28%		55%	72%		10%

*	From commencement of operations on September 16, 2020 through December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Total return is calculated at net asset value assuming reinvestment of dividends and capital gains, if any. Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.

(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.85%.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

|  38

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Vaughan Nelson Select ETF
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022	Year Ended December 31, 2021		Period Ended December 31, 2020*
Net asset value, beginning of the period	$25.15		$32.01	$27.42		$24.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.09	0.21	(b)	0.02
Net realized and unrealized gain (loss)	4.00		(5.19)	10.68		2.56

Total from Investment Operations	4.06		(5.10)	10.89		2.58

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.08)	(0.29)		(0.02)
Net realized capital gains	—		(1.68)	(6.01)		—

Total Distributions	—		(1.76)	(6.30)		(0.02)

Net asset value, end of the period	$29.21		$25.15	$32.01		$27.42

Total return(c)	16.14	%(d)	(16.59)%	39.60	%(b)	10.37	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$31,266		$11,831	$6,415		$6,043
Net expenses(e)	0.80	%(f)	0.80%	0.83	%(g)	0.85	%(f)
Gross expenses	1.59	%(f)	2.57%	3.08%		4.95	%(f)
Net investment income	0.44	%(f)	0.35%	0.65	%(b)	0.24	%(f)
Portfolio turnover rate(h)	10%		55%	88%		16%

*	From commencement of operations on September 16, 2020 through December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.02, total return would have been 38.99% and the ratio of net investment income to average net assets would have been 0.07%.

(c)

Total return is calculated at net asset value assuming reinvestment of dividends and capital gains, if any. Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.

(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 0.85% to 0.80%.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

39  |

Notes to Financial Statements

June 30, 2023 (Unaudited)

1.  Organization.  Natixis ETF Trust and Natixis ETF Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of beneficial interest of the Funds. Shares of the Funds are listed for trading on the NYSE Arca, Inc. (the “NYSE Arca”) and traded on other exchanges. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis ETF Trust:

Natixis Loomis Sayles Short Duration Income ETF (“Short Duration Income ETF”)

Natixis ETF Trust II:

Natixis Loomis Sayles Focused Growth ETF (“Focused Growth ETF”)

Natixis U.S. Equity Opportunities ETF (“U.S. Equity Opportunities ETF”)

Natixis Vaughan Nelson Mid Cap ETF (“Mid Cap ETF”)

Natixis Vaughan Nelson Select ETF (“Select ETF”)

Each Fund is a diversified investment company, except for Focused Growth ETF and Select ETF, which are non-diversified investment companies.

On June 28, 2023, Focused Growth ETF received an in-kind contribution from the Fund’s authorized participant (“Authorized Participant”) and commenced operations. Focused Growth ETF was initially funded via an in-kind contribution by an Authorized Participant of approximately $5,250,000 in exchange for 210,000 shares. Natixis Investment Managers, LLC purchased 200,000 shares from the Authorized Participant in the secondary market on June 29, 2023.

Unlike traditional ETFs that provide daily disclosure of their portfolio holdings, Focused Growth ETF, U.S. Equity Opportunities ETF, Mid Cap ETF and Select ETF do not disclose the daily holdings of the actual portfolio. Instead, the Funds disclose a portfolio that is designed to reflect the economic exposure and risk characteristics of the actual portfolio on any given trading day (the “Proxy Portfolio”). Although the Proxy Portfolio is intended to provide Authorized Participants and other market participants with enough information to allow them to engage in effective arbitrage transactions that will keep the market price of the Funds’ shares trading at or close to the underlying net asset value (“NAV”) per share of the Fund, while at the same time enabling them to establish cost-effective hedging strategies to reduce risk, there is a risk that market prices will vary significantly from the underlying NAV of the Funds.

The Funds issue and redeem shares on a continuous basis through ALPS Distributors, Inc. (“ALPS”). Each Fund may pay ALPS, an unaffiliated distributor, fees under a plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). Currently, no Rule 12b-1 fees are charged. Future payments may be made under the 12b-1 Plan without further shareholder approval.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and the Trusts.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at NAV per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the

|  40

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon the World Market or “WM11” foreign exchange rates supplied by an independent pricing service. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Futures Contracts.  A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price

41  |

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

e.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986 (“IRC”), as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2023 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization, distribution re-designations, return of capital distributions received, reversal of in-kind sales realized gains and losses, redemptions in-kind, passive foreign investment company adjustments and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, futures contract mark-to-market, return of capital distributions received, premium amortization, passive foreign investment company adjustments and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

|  42

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2022 was as follows:

	2022 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Short Duration Income ETF	$723,670	$—	$723,670
U.S. Equity Opportunities ETF	47,396	601,990	649,386
Mid Cap ETF	86,713	220,853	307,566
Select ETF	265,241	144,020	409,261

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of December 31, 2022, capital loss carryforwards were as follows:

	Short Duration Income ETF	U.S. Equity Opportunities ETF	Mid Cap ETF	Select ETF
Capital loss carryforward:
Short-term:
No expiration date	$(1,297,633)	$—	$(429,004)	$(171,437)
Long-term:
No expiration date	(115,880)	—	(324,611)	(66,349)

Total capital loss carryforward	$(1,413,513)	$—	$(753,615)	$(237,786)

As of June 30, 2023, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Focused Growth ETF	Short Duration Income ETF	U.S. Equity Opportunities ETF	Mid Cap ETF	Select ETF
Federal tax cost	$5,225,826	$25,528,003	$9,009,027	$7,293,939	$28,697,265

Gross tax appreciation	$67,784	$42,095	$1,547,879	$1,024,362	$3,029,006
Gross tax depreciation	(4,105)	(765,439)	(515,560)	(201,767)	(429,196)

Net tax appreciation (depreciation)	$63,679	$(723,344)	$1,032,319	$822,595	$2,599,810

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

g.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2023, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

h.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

43  |

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

i.  New Accounting Pronouncement.  In January 2021, the Financial Accounting Standards Board issued Accounting Standard Update 2021-01, Reference Rate Reform (Topic 848) (“ASU 2021-01”). ASU 2021-01 is an update of ASU 2020-04, which was issued in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), expected to occur no later than June 30, 2023. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2021-01 clarifies that certain provisions in Topic 848, if elected by an entity, apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. The amendments are currently effective and an entity may elect to apply its provisions as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020. In December 2022, the Financial Accounting Standards Board issued a further update to Topic 848 under ASU 2022-06, which defers the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the optional expedients provided in Topic 848. As of June 30, 2023, LIBOR has ceased to be published on a representative basis, and will be replaced by an alternative reference rate at the next reset date subsequent to June 30, 2023 for all investments for which LIBOR is the current reference rate. Management has elected to apply the optional expedients when appropriate and account for such modifications by prospectively adjusting the effective interest rate.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2023, at value:

Focused Growth ETF

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$5,289,505	$—	$—	$5,289,505

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

Short Duration Income ETF

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$170,753	$28,018	$198,771
All Other Bonds and Notes(a)	—	24,302,161	—	24,302,161

Total Bonds and Notes	—	24,472,914	28,018	24,500,932

Short-Term Investments	—	333,259	—	333,259

Total Investments	—	24,806,173	28,018	24,834,191

Futures Contracts (unrealized appreciation)	31,349	—	—	31,349

Total	$31,349	$24,806,173	$28,018	$24,865,540

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(60,881)	$—	$—	$(60,881)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

U.S. Equity Opportunities ETF

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$9,709,088	$—	$—	$9,709,088
Short-Term Investments	—	332,258	—	332,258

Total	$9,709,088	$332,258	$—	$10,041,346

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Mid Cap ETF

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$7,476,321	$—	$—	$7,476,321
Short-Term Investments	—	640,213	—	640,213

Total	$7,476,321	$640,213	$—	$8,116,534

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Select ETF

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$30,001,803	$—	$—	$30,001,803
Short-Term Investments	—	1,295,272	—	1,295,272

Total	$30,001,803	$1,295,272	$—	$31,297,075

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

45  |

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2022 and/or June 30, 2023:

Short Duration Income ETF

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2023
Bonds and Notes
Collateralized Mortgage Obligations	$42,945	$—	$(16)	$40	$41	$(14,992)	$—	$—	$28,018	$(163)

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Short Duration Income ETF used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended June 30, 2023, Short Duration Income ETF used futures contracts to manage duration.

The following is a summary of derivative instruments for Short Duration Income ETF as of June 30, 2023, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$31,349

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(60,881)

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Short Duration Income ETF during the six months ended June 30, 2023, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(81,608)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(60,056)

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

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Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

The volume of futures contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2023:

Short Duration Income ETF	Futures
Average Notional Amount Outstanding	37.63%
Highest Notional Amount Outstanding	41.16%
Lowest Notional Amount Outstanding	33.24%
Notional Amount Outstanding as of June 30, 2023	33.24%

Notional amounts outstanding at the end of the prior period, if applicable, are included in the average notional amount outstanding.

Unrealized gain and/or loss on open futures contracts is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Fund’s net assets.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.

5.  Purchases and Sales of Securities.  For the six months ended (period ended for Focused Growth ETF) June 30, 2023, purchases and sales of securities (excluding in-kind transactions and short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Focused Growth ETF	$—	$—	$232,881	$267,154
Short Duration Income ETF	15,600,594	20,548,096	23,477,921	30,138,274
U.S. Equity Opportunities ETF	—	—	1,527,674	1,754,034
Mid Cap ETF	—	—	1,932,436	2,105,031
Select ETF	—	—	1,973,167	2,034,903

For the six months ended (period ended for Focused Growth ETF) June 30, 2023, in-kind transactions were as follows:

Fund	In-Kind Purchases	In-Kind Sales
Focused Growth ETF	$5,254,740	$—
U.S. Equity Opportunities ETF	521,101	584,575
Mid Cap ETF	262,699	—
Select ETF	16,705,935	1,066,406

U.S. Equity Opportunities ETF and Select ETF realized a gain of $155,553 and $324,875, respectively on in-kind sales during the six months ended June 30, 2023. Gains and losses realized on in-kind sales are not recognized for tax purposes and are re-classified from realized gain (loss) to paid-in-capital.

47  |

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Natixis Advisors, LLC (“Natixis Advisors”), serves as investment adviser to each Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $1.5 billion	Over $1.5 billion
Focused Growth ETF	0.50%	0.50%
Short Duration Income ETF	0.30%	0.30%
U.S. Equity Opportunities ETF	0.70%	0.70%
Mid Cap ETF	0.75%	0.70%
Select ETF	0.70%	0.70%

Natixis Advisors has entered into subadvisory agreements for each Fund as listed below.

Focused Growth ETF	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)
Short Duration Income ETF	Loomis Sayles
U.S. Equity Opportunities ETF	Harris Associates L.P. (“Harris”), Loomis Sayles
Mid Cap ETF	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)
Select ETF	Vaughan Nelson

Harris and Vaughan Nelson are subsidiaries of Natixis Investment Managers, LLC. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC.

Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

		Percentage of Average Daily Net Assets
Fund	Subadviser	First $1.5 billion	Over $1.5 billion
Focused Growth ETF	Loomis Sayles	0.25%	0.25%
Short Duration Income ETF	Loomis Sayles	0.15%	0.15%
U.S. Equity Opportunities ETF
Large Cap Value Segment	Harris	0.52%	0.52%
All Cap Growth Segment	Loomis Sayles	0.40%	0.40%
Mid Cap ETF	Vaughan Nelson	0.47%	0.44%
Select ETF	Vaughan Nelson	0.47%	0.47%

Payments to Natixis Advisors are reduced by the amounts of payments to the subadvisers, as calculated based on the table above.

Natixis Advisors has given a binding undertaking to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until April 30, 2026, may be terminated before then only with the consent of the Funds’ Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

|  48

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

For the six months ended (period ended for Focused Growth ETF) June 30, 2023, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
Focused Growth ETF	0.59%
Short Duration Income ETF	0.38%
U.S. Equity Opportunities ETF	0.85%
Mid Cap ETF	0.85%
Select ETF	0.80%

Effective July 1, 2023, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Short Duration Income ETF are as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
Short Duration Income ETF	0.35%

This new undertaking is in effect until April 30, 2026, may be terminated before then only with the consent of the Funds’ Board of Trustees, and will be reevaluated on an annual basis.

Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) in later periods to the extent the annual operating expenses of a Fund fall below both (1) a Funds’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a Funds’ current applicable expense limitation ratio, provided, however, that a Fund is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended (period ended for Focused Growth ETF) June 30, 2023, the management fees and waiver of management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Focused Growth ETF	$144	$144	$—	0.50%	—%
Short Duration Income ETF	54,364	54,364	—	0.30%	—%
U.S. Equity Opportunities ETF	32,028	32,028	—	0.70%	—%
Mid Cap ETF	27,349	27,349	—	0.75%	—%
Select ETF	70,441	70,441	—	0.70%	—%

[1]	Management fee waiver is subject to possible recovery until December 31, 2024.

For the six months ended (period ended for Focused Growth ETF) June 30, 2023, expenses have been reimbursed as follows:

Fund	Reimbursements[2]
Focused Growth ETF	$518
Short Duration Income ETF	42,569
U.S. Equity Opportunities ETF	34,117
Mid Cap ETF	54,561
Select ETF	9,395

[2]	Expense reimbursement is subject to possible recovery until December 31, 2024.

No expenses were recovered for any of the Funds during the six months ended (period ended for Focused Growth ETF) June 30, 2023 under the terms of the expense limitation agreements.

b.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, the Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in

49  |

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended (period ended for Focused Growth ETF) June 30, 2023, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Focused Growth ETF	$13
Short Duration Income ETF	8,397
U.S. Equity Opportunities ETF	2,120
Mid Cap ETF	1,690
Select ETF	4,663

c.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, LLC (“Natixis Distribution”), Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends either in person or telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and affiliates are also officers and/or Trustees of the Trusts.

d.  Affiliated Ownership.  As of June 30, 2023, the percentage of each Fund’s net assets owned by Natixis is as follows:

Fund	Percent of Net Assets
Focused Growth ETF	94.01%
U.S. Equity Opportunities ETF	96.69%
Mid Cap ETF	61.97%
Select ETF	16.86%

Investment activities of affiliated shareholders could have material impacts on the Funds.

7.  Transfer Agent, Custodian and Regulatory Filing Fees and Expenses.  State Street Bank, transfer agent, custodian and sub-administrator to the Funds, agreed to waive its fees and expenses for the first 12 months of operations for Focused Growth ETF. For the period ended June 30, 2023, total fees waived were $36.

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are

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Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

reflected in legal fees on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

Prior to April 6, 2023, each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund was able to borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate did not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest was charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended June 30, 2023, the Funds had no borrowings under this agreement.

9.  Payable to Custodian Bank.  The Fund’s custodian bank, State Street Bank, provides overdraft protection to the Fund in the event of a cash shortfall. Cash overdrafts may bear interest at a rate periodically determined by State Street Bank. At June 30, 2023, Focused Growth ETF had a payable of $4,740 to the custodian bank for an overdraft.

10.  Risk.  The Funds have exposure to certain types of risk as summarized below.

a.  Authorized Participant Concentration Risk.  Only an Authorized Participant may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of institutions that act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Funds and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

b.  Premium/Discount Risk.  Shares of the Funds are listed for trading on the NYSE Arca and are bought and sold in the secondary market at market prices that may differ from their most recent NAV. The market value of the Funds’ shares will fluctuate, in some cases materially, in response to changes in the Funds’ NAV, the intraday value of the Funds’ holdings, and the relative supply and demand for the Funds’ shares on the exchange. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of your investment. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

c.  Secondary Market Trading Risk.  Investors buying or selling shares of the Funds in the secondary market will pay brokerage commissions or other charges imposed by broker-dealers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

d.  Trading Issues Risk.  Trading in shares on the NYSE Arca may be halted in certain circumstances. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Funds will continue to be met. Because U.S. Equity Opportunities ETF, Mid Cap ETF, Select ETF and Focused Growth ETF trade on the basis of a published Proxy Portfolio, they may trade at a wider bid/ask spread and may experience a wider premium/discount than traditional ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade especially during periods of market disruption or volatility.

e.  Non-Diversified Risk.  Focused Growth ETF and Select ETF are non-diversified, which means that the Funds are not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Funds may invest in the securities of a limited number of issuers, an investment in the Funds may involve a higher degree of risk than would be present in a diversified portfolio.

f.  Other.  Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These and any related events could significantly impact a Fund’s performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion.

11.  Capital Shares.  Shares of the Funds may be acquired or redeemed directly from the Funds by Authorized Participants only in aggregations of 50,000 shares for Short Duration Income ETF and 10,000 shares for U.S. Equity Opportunities ETF, Mid Cap ETF, Select ETF and Focused Growth ETF (“Creation Units”), or multiples thereof. Each Authorized Participant enters into an Authorized Participant agreement with the Funds’ Distributor.

A creation transaction order, which is subject to acceptance by ALPS, generally takes place when an Authorized Participant deposits into the Funds a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Funds in exchange for a specified number of Creation Units.

51  |

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

11.  Capital Shares (continued).

Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted) held by the Funds and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable directly with the Funds.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the Authorized Participant agreement. These prices may differ from the market price of the Fund’s shares.

The Funds may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees are included in capital share transactions on the Statements of Changes in Net Assets.

Transactions in capital shares were as follows:

	Period Ended June 30, 2023(a)
Focused Growth ETF	Shares	Amount
Issued from the sale of shares	210,000	$5,250,000

Increase from capital share transactions	210,000	$5,250,000

(a)	From commencement of operations on June 28, 2023 through June 30, 2023.

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
Short Duration Income ETF	Shares	Amount	Shares	Amount
Issued from the sale of shares	100,000	$2,369,474	300,000	$7,253,504
Redeemed	(600,000)	(14,129,082)	(650,000)	(15,631,321)

Decrease from capital share transactions	(500,000)	$(11,759,608)	(350,000)	$(8,377,817)

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
U.S. Equity Opportunities ETF	Shares	Amount	Shares	Amount
Issued from the sale of shares	20,000	$538,229	90,000	$2,551,976
Redeemed	(20,000)	(599,940)	(70,000)	(1,938,832)

Increase (decrease) from capital share transactions	—	$(61,711)	20,000	$613,144

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
Mid Cap ETF	Shares	Amount	Shares	Amount
Issued from the sale of shares	10,000	$289,302	30,000	$924,259
Redeemed	—	—	(50,000)	(1,500,956)

Increase (decrease) from capital share transactions	10,000	$289,302	(20,000)	$(576,697)

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
Select ETF	Shares	Amount	Shares	Amount
Issued from the sale of shares	640,000	$17,431,671	340,000	$8,802,097
Redeemed	(40,000)	(1,103,212)	(70,000)	(1,838,081)

Increase from capital share transactions	600,000	$16,328,459	270,000	$6,964,016

12.  Subsequent Event.  On June 8, 2023, the Board of Trustees approved a plan to liquidate U.S. Equity Opportunities ETF. Liquidation took place on July 25, 2023.

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(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1)	Not applicable.

(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002, filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis ETF Trust II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 22, 2023

By:	/s/ Matthew J. Block
Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	August 22, 2023